Document And Entity Information	9 Months Ended
Jul. 31, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jul 31, 2013
Entity Registrant Name	CROSSROADS SYSTEMS INC
Entity Central Index Key	0001093207
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
ASSETS
Cash and cash equivalents	$ 9,871	$ 6,895	$ 7,336
Short-term investments		0	3,385
Total cash, cash equivalents and short-term investments		6,895	10,721
Accounts receivable, net of allowance for doubtful accounts	2,411	2,847	2,659
Inventory	289	376	188
Prepaid expenses and other current assets	625	309	297
Total current assets	13,196	10,427	13,865
Property and equipment, net	1,240	1,521	1,320
Intangible assets, net		0	110
Other assets	473	76	56
Total assets	14,909	12,024	15,351
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable	961	1,260	2,228
Accrued expenses	2,152	2,879	2,156
Deferred revenue	1,471	1,306	1,009
Current portion of long term debt, net	645	2,948	1,973
Total current liabilities	5,229	8,393	7,366
Long-term debt, net	7,692	1,370
Long-term derivative liability	1,539	0
Other long-term liabilities	222	264
Long term liabilities		1,634	126
Commitments and contingencies (See Note 7)
Convertible preferred stock, $0.001 par value, 25,000,000 shares authorized, 0 and 4,231,154 shares issued and outstanding, respectively, net	6,394	0
Stockholders' equity (deficit):
Common stock, $0.001 par value, 75,000,000 shares authorized, 11,679,860 and 11,942,606 shares issued and outstanding, respectively	12	12	11
Additional paid-in capital	208,394	204,582	199,750
Accumulated other comprehensive loss	(47)	(39)	(40)
Accumulated deficit	(214,526)	(202,558)	(191,862)
Total stockholders' equity (deficit)	(6,167)	1,997	7,859
Total liabilities and stockholders' equity (deficit)	$ 14,909	$ 12,024	$ 15,351

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $) In Thousands, except Share data, unless otherwise specified	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Allowance for doubtful accounts (in dollars)	$ 100	$ 102	$ 71
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	25,000,000	25,000,000
Preferred Stock, Shares Issued	4,231,154	0
Preferred Stock, Shares Outstanding	4,231,154	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	11,942,606	11,679,860	10,923,543
Common stock, shares outstanding	11,942,606	11,679,860	10,923,543

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Revenue:
Product	$ 1,239	$ 1,608	$ 4,203	$ 4,611	$ 5,856	$ 4,441
IP license, royalty and other	1,555	1,912	4,879	4,941	8,143	10,546
Total revenue	2,794	3,520	9,082	9,552	13,999	14,987
Cost of revenue:
Product	189	235	569	471	642	357
IP license, royalty and other	511	658	1,887	1,131	2,301	2,308
Total cost of revenue	700	893	2,456	1,602	2,943	2,665
Gross profit	2,094	2,627	6,626	7,950	11,056	12,322
Operating expenses:
Sales and marketing	1,771	1,573	5,640	4,516	6,386	5,218
Research and development	2,203	3,234	8,050	8,653	11,408	10,702
General and administrative	1,732	935	3,513	2,530	3,590	3,158
Amortization of intangible assets	0	16	0	110	110	629
Total operating expenses	5,706	5,758	17,203	15,809	21,494	19,707
Loss from operations	(3,612)	(3,131)	(10,577)	(7,859)	(10,438)	(7,385)
Interest expense	(69)	(75)	(203)	(178)	(241)	(104)
Change in value of derivative liability	771	0	771	0
Other income (expense)	0	(31)	4	(16)	(17)	(6)
Net loss	(2,910)	(3,237)	(10,005)	(8,053)	(10,696)	(7,495)
Dividends and beneficial conversion on preferred stock	(1,146)	0	(2,010)	0
Net loss available to common stockholders, basic and diluted	$ (4,056)	$ (3,237)	$ (12,015)	$ (8,053)
Net loss per share available to common stockholders, basic and diluted (in dollars per share)	$ (0.34)	$ (0.29)	$ (1.01)	$ (0.73)	$ (0.95)	$ (0.69)
Shares used in computing net loss per share:
Available to common stockholders, basic and diluted (in shares)	11,881,928	11,194,755	11,845,796	11,072,574	11,245,813	10,820,028

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY AND COMPREHENSIVE LOSS (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Oct. 31, 2010	$ 14,324	$ 11	$ 198,729	$ (184,367)	$ (49)
Balance (in shares) at Oct. 31, 2010		10,736,941
Issuance of common stock	20	0	20	0	0
Issuance of common stock (in shares)		4,202
Stock options exercised	95	0	95	0	0
Stock options exercised (in shares)		57,645
Stock warrants exercised	29	0	29	0	0
Stock warrants exercised (in shares)		38,703
Stock-based compensation	877	0	877	0	0
Stock-based compensation (in shares)		86,052
Foreign currency translation adjustment	9	0	0	0	9
Net loss	(7,495)	0	0	(7,495)	0
Balance at Oct. 31, 2011	7,859	11	199,750	(191,862)	(40)
Balance (in shares) at Oct. 31, 2011		10,923,543
Issuance of common stock	3,018	1	3,017	0	0
Issuance of common stock (in shares)		587,083
Stock options exercised	150	0	150	0	0
Stock options exercised (in shares)		71,526
Stock warrants exercised	44	0	44	0	0
Stock warrants exercised (in shares)		13,749
Stock-based compensation	1,621	0	1,621	0	0
Stock-based compensation (in shares)		83,959
Foreign currency translation adjustment	1	0	0	0	1
Net loss	(10,696)	0	0	(10,696)	0
Balance at Oct. 31, 2012	$ 1,997	$ 12	$ 204,582	$ (202,558)	$ (39)
Balance (in shares) at Oct. 31, 2012		11,679,860

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Cash flows from operating activities:
Net loss	$ (10,005)	$ (8,053)	$ (10,696)	$ (7,495)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	617	505	711	537
Interest incurred on conversion to preferred stock	55	0
Gain on change in value of derivative liability	(771)	0
Amortization of debt discount	16	0
Amortization of intangible assets	0	110	110	629
Loss on disposal of property and equipment	0	17	17	8
Stock-based compensation	848	1,280	1,680	877
Provision for doubtful accounts receivable	(2)	28	31	52
Changes in assets and liabilities:
Accounts receivable	443	586	(219)	2,895
Inventory	87	(128)	(188)	(95)
Prepaid expenses and other assets	(617)	(2)	(27)	(4)
Accounts payable	(415)	(1,177)	(968)	1,314
Accrued expenses	(411)	270	665	(114)
Deferred revenue	116	1,094	435	(485)
Net cash used in operating activities	(10,039)	(5,470)	(8,449)	(1,881)
Cash flows from investing activities:
Purchase of property and equipment	(334)	(700)	(944)	(1,290)
Proceeds from sale of property and equipment	0	15	15	0
Purchase of held-to-maturity investments	0	(185)	(185)	(6,669)
Maturity of held-to-maturity investments	0	3,570	3,570	3,284
Net cash provided by (used in) investing activities	(334)	2,700	2,456	(4,675)
Cash flows from financing activities:
Proceeds from issuance of common stock, net of issuance cost	68	3,160	3,212	144
Proceeds from issuance of preferred stock	7,332	0
Proceeds from issuance of bridge loan	550	0
Proceeds from issuance of debt	9,716	3,000
Proceeds from borrowing on debt			3,000	0
Repayment of debt	(4,318)	(422)	(655)	0
Net cash provided by financing activities	13,348	5,738	5,557	144
Effect of foreign exchange rate on cash and cash equivalents	1	(14)	(5)	(63)
Net increase in cash and cash equivalents	2,976	2,954	(441)	(6,475)
Cash and cash equivalents, beginning of period	6,895	7,336	7,336	13,811
Cash and cash equivalents, end of period	9,871	10,290	6,895	7,336
Supplemental disclosure of cash flow information:
Cash paid for interest	119	131	194	86
Cash paid for income taxes	3	1	1	1
Supplemental disclosure of non cash financing activities:
Conversion of promissory notes to preferred stock	605	0
Issuance of common stock warrants	1,543	0
Beneficial conversion associated with preferred stock	1,090	0
Common stock dividends issued to preferred shareholders	106	0
Discount associated with long term debt	$ 1,375	$ 0

ORGANIZATION AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Accounting [Text Block]
1.	ORGANIZATION AND BASIS OF PRESENTATION

The accompanying consolidated financial statements include the accounts of Crossroads Systems, Inc. and its wholly-owned subsidiaries (“Crossroads” or the “Company”). Headquartered in Austin, Texas, Crossroads Systems, a Delaware corporation, is a global provider of data protection solutions and services. Through the innovative use of new technologies, the Company delivers customer-driven solutions that enable proactive data protection, advanced data archival, optimized performance and significant cost-savings over current solutions.

The accompanying unaudited condensed consolidated financial statements of Crossroads Systems, Inc. have been prepared in accordance with the instructions to Form 10-Q and therefore do not include all information and footnotes necessary for a fair presentation of financial position, results of operations and cash flows in conformity with United States generally accepted accounting principles (“GAAP”). The condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto together with management’s discussion and analysis of financial condition and results of operations contained in the Company’s 2012 Annual Report on Form 10-K filed on January 26, 2013 (“2012 Form 10-K”). In the opinion of management, the accompanying condensed consolidated financial statements reflect all adjustments of a normal recurring nature considered necessary to fairly state the financial position of the Company at October 31, 2012 and July 31, 2013, the results of its operations for the three months and nine months ended July 31, 2012 and 2013, and its cash flows for the nine months ended July 31, 2012 and 2013. The results of operations for the periods presented are not necessarily indicative of results that may be expected for the year ending October 31, 2013.

Principles of Consolidation and Presentation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has accumulated significant losses as it has been developing its current and next generation products. The Company believes that cash flow from operations, customer reimbursed expenses, proceeds from debt, and the sale of preferred and common stock will be sufficient to fund the anticipated operations for the remainder of fiscal 2013. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern for a reasonable period of time.

Use of Estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on deposit and highly liquid investments with original maturities of 90 days or less at date of purchase. While the Company’s cash and cash equivalents are on deposit with high quality FDIC and Association of German Banks insured financial institutions, at times such deposits exceed insured limits. The Company has not experienced any losses in such accounts.

Allowance for Doubtful Accounts

The allowance for doubtful accounts is based on the Company’s assessment of the collectability of customer accounts. The Company evaluates the adequacy of its allowance on a regular basis by considering factors such as historical experience, credit quality, age of the accounts receivable balances, and current economic conditions that may affect a customer’s ability to pay. The Company makes adjustments to the allowance balance if the evaluation of allowance requirements differs from the actual aggregate reserve. This evaluation is inherently subjective and estimates may be revised as more information becomes available.

Inventory

Inventory is stated at the lower of cost or market. Cost is determined using standard cost, which approximates the first-in, first-out method. Adjustments to reduce the carrying value of inventories to their net realizable value are made for estimated excess, obsolete or impaired balances. These adjustments are measured as the excess of the cost of the inventory over its market value based upon assumptions about future demand and charged to cost of revenue. At the point of the loss recognition, a new, lower cost basis for that inventory is established, and subsequent changes in facts and circumstances do not result in the restoration of the original cost basis or increases in the newly established cost basis.

Property and Equipment

Property and equipment are stated at historical cost, net of accumulated depreciation. Depreciation is recognized using the straight-line method over the estimated useful lives of the respective assets (Note 4). Expenditures for repairs and maintenance are charged to expense when incurred; major replacements and betterments are capitalized at cost. Leasehold improvements are amortized on a straight-line basis over the shorter of the estimated useful life of the related asset or the remaining life of the lease. Upon retirement or disposition of property and equipment, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in operations.

Impairment of Long-lived Assets

The Company reviews long-lived tangible and intangible assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of these assets is measured by comparison of its carrying amount to future undiscounted cash flows the assets are expected to generate. The Company considers historical performance and future estimated results in its evaluation of impairment.

The Company measures the amount of impairment by comparing the carrying amount of the asset to its fair value, generally measured by discounting expected future cash flows at the rate it utilizes to evaluate potential investments. Because the Company operates as a single reporting unit, the Company is considered as a whole when evaluating long-lived assets for impairment.

The impairment test for intangible assets requires management to make judgments in connection with identifying reporting units, assigning assets and liabilities to reporting units and determining fair value of each reporting unit. Significant judgments required to estimate the fair value of reporting units include projecting future cash flows, determining appropriate discount rates and other assumptions. The projections are based on historical performance and future estimated results.

Revenue Recognition

Revenue consists of sales of hardware, software and services, as well as royalties the Company earns for products and the license of certain intellectual property as detailed below. Revenue is recognized when it is realizable and earned. Revenue is considered realizable and earned when: persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; the price to the buyer is fixed or determinable; and when collectability is reasonably assured.

Product Revenue

Product revenue includes software licenses delivered via license key and software solutions delivered via a hardware appliance. Product sales include a perpetual license to the Company’s software that is essential to the functionality of the hardware. Revenue for products sold to distributors, value added resellers (“VARs”), original equipment manufacturers (“OEMs”) and end users is generally recognized upon shipment. When significant post-delivery obligations exist, the related revenue is deferred until such obligations are fulfilled. If there are customer acceptance criteria in the contract, the Company recognizes revenue upon end user acceptance, which typically occurs after delivery and installation are completed.

The Company licenses certain software to OEM customers under licensing agreements that allow those customers to embed this software into specific products they offer. Licensees pay a fee based on the amount of sales of their products that incorporate the licensed software. On a periodic and timely basis, the licensees provide reports listing sales to end users for which a license fee is owed to the Company. This report is cross-referenced to the license keys electronically delivered by the Company. As the license keys substantiate delivery, and the customer reports substantiate acceptance, the Company recognizes revenue based on the information in these reports.

Shipping charges billed to customers are included in product revenue and the related shipping costs are included in cost of product revenue.

In the period revenue is recognized, allowances are provided for future product returns. These allowances are based on programs in existence at the time revenue is recognized and historical product return rates. Since the Company has historically been able to reliably estimate the amount of returns, revenue is recognized, net of allowances for future returns, upon shipment to customers.

Out-of-warranty repairs are included in product revenue and recognized upon completion of the repair. On occasion, installation and professional services may also be delivered with the product as part of a bundled solution. Revenue related to installation and professional services is recognized upon completion.

IP License, Royalty and Other Revenue

IP license, royalty and other revenue consists of revenue from the licensing of intellectual property (“IP”), royalty payments from Hewlett Packard (“HP”), and sales of post-contract support (“PCS”) service.

IP License Revenue

The Company licenses patented technology to customers under licensing agreements that allow those customers to utilize the technology in specific products they offer. The timing and amount of revenue recognized from IP license agreements depends upon a variety of factors, including the specific terms of each agreement and the nature of the deliverables and obligations. Such agreements are reviewed for multiple elements. Multiple elements can include amounts related to initial non-refundable license fees for the use of the Company’s patents in the customer’s past shipments, patent licensing royalties on covered products sold going forward, cross-licensing terms between the Company and other parties, and settlement of patent litigation. Through July 31, 2013, no amounts have been allocated to the cross-licensing or the settlement of patent litigation elements.

Under these IP license agreements, one or a combination of the following forms of payment is received as consideration for permitting customers to use the Company’s patents in their applications and products:

Consideration for Past Sales: Consideration related to a customer’s product sales from prior periods results from a negotiated agreement with a customer that utilized the Company’s patented technologies prior to signing an IP license agreement with the Company. The Company negotiates an amount with the customer based on a report provided by the customer detailing their past shipments utilizing the Company’s patented technology. The Company may use publicly filed financial statements, research reports and other sources to determine the reasonableness of this shipment report. To determine the amount of consideration owed to the Company, the amount of past shipments is then multiplied by a standard royalty rate historically received by the Company in similar arrangements. The consideration is recorded as revenue when a signed agreement has been obtained, a determinable price has been identified based on past shipments, and payment is determined to be collectable and reasonably assured.

Recurring Royalty Payments: These are royalty payments covering a customer’s obligations to pay royalties relating to its sales of covered products shipped in the current reporting period. The rate used for recurring royalty payments is the same as that used to determine the consideration for past shipments. Customers that owe the Company recurring royalty payments are obligated to provide quarterly royalty reports that summarize their sales of covered products and their related royalty obligations. These royalty reports are typically received subsequent to the period in which the customers’ underlying sales occurred. Upon initially signing an agreement, the Company recognizes revenue during the period in which the royalty report and payment are received. Once history has been established with a customer, the Company estimates revenue based on prior quarterly royalty reports received. When the actual results are received, the recorded revenue is adjusted to actual results, if necessary. To date, such adjustments have not been material.

Royalty Revenue

Royalty revenue consists of revenue from royalty payments from HP for product and PCS services. Revenue from royalty payments from HP is recognized when earned or when amounts can be reasonably estimated based on monthly product shipping reports received from HP.

Other Revenue

Other revenue consists of revenue from the sales of PCS services to customers other than HP. Most product sales include PCS services which consist of software updates and customer support. Software updates provide customers access to maintenance releases and patches released during the term of the support period. Support includes telephone and internet access to technical support personnel and hardware support. For PCS services, revenue equal to the separately stated price of these service contracts is initially deferred and recognized as revenue ratably over the contract period.

Multiple Element Arrangements

When elements such as hardware, software and PCS service are contained in a single arrangement, or in related arrangements with the same customer, the Company allocates revenue to each element in an arrangement based on relative selling price using a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence (“VSOE”), if available. Third party evidence (“TPE”) is used only if VSOE is not available, and the Company’s best estimate of selling price (“ESP”) is used if neither VSOE nor TPE is available. The maximum revenue recognized on a delivered element is limited to the amount that is not contingent upon the delivery of additional items.

For established products, the Company uses VSOE. For new products, installation and professional services for which the Company is unable to establish selling price using VSOE or TPE, the Company uses ESP. The objective of ESP is to determine the price at which the Company would transact a sale if these items were sold on a standalone basis. In determining ESP, the Company uses the cost to provide the new product, installation or professional service plus a margin. When using cost plus a margin, the Company considers the total cost of the item to establish a VAR or OEM price. The Company also considers the historical margins for established products and other factors, including any changes to pricing methodologies, competitiveness of new products, installation and professional services, pricing pressures due to entering a new market, and cost drivers that could cause future margins to differ from historical margins.

The Company determines VSOE for established products and PCS service based on the price charged to customers when sold separately. PCS service revenue is recognized under a proportional performance method, ratably over the life of the contract.

Contracts to Modify or Customize Products

During the nine months ended July 31, 2012 and 2013, the Company entered into contracts with certain customers to significantly modify or customize products. In accounting for such arrangements, the Company first looks to the guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 985-605, Software - Revenue Recognition (“ASC 985-605”), and then ASC Subtopic 605-25, Revenue Recognition – Multiple-Element Arrangements, to determine the appropriate accounting elements in the arrangement. The Company then considers the appropriate recognition model for each accounting element based on the nature of the element and applies the guidance in ASC Subtopic 605-35, Revenue Recognition – Construction-Type and Production-Type Contracts, ASC Subtopic 985-60, ASC Subtopic 605-15, Revenue Recognition – Products, or ASC Subtopic 605-20, Revenue Recognition – Services, as applicable. Amounts allocated to the modification/customization service element are evaluated for classification in the consolidated statement of operations as either revenue or reduction of research and development expense based on the following considerations: whether and in what circumstances the consideration received is refundable, ownership of the final product and intellectual property rights to develop the product, and exclusivity of the final product.

Warranty

Generally, the Company indemnifies, under pre-determined conditions and limitations, its customers for infringement of third-party intellectual property rights by its products or services. The Company seeks to limit its liability for such indemnity to an amount not to exceed the sales price of the products or services. The Company does not believe, based on information available, that it is probable that any material amounts will be paid under these guarantees.

The Company provides for the estimated cost to repair or replace products under warranty and technical support costs when the related product revenue is recognized. The Company warrants products for a period from 12 to 60 months following the sale of its products. A reserve for warranty costs is recorded based upon the historical level of warranty claims and management’s estimate of future costs.

Income Taxes

The Company accounts for income taxes in accordance with the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates that are expected to apply to taxable income in the periods in which the deferred tax asset or liability is expected to be realized or settled. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. The Company has provided a full valuation allowance against its deferred tax assets because the realization of the related tax benefits is not considered more likely than not.

The Company recognizes the tax benefit from an uncertain tax position only if it meets the “more likely than not” threshold that the position will be sustained upon examination by the taxing authority, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. The Company includes interest and penalties related to its uncertain tax positions as part of income tax expense within its consolidated statement of operations.

Research and Development Costs

Expenditures relating to the development of new products are expensed as incurred. These costs include expenditures for employee compensation, materials used in the development effort, other internal costs, as well as expenditures for third party professional services. Software development costs incurred after a product has reached marketability have not been material to date.

Stock-based Compensation

Stock-based compensation expense is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite employee service period (generally the vesting period), net of estimated forfeitures. The Company estimates the fair value of stock-based payments using the Black-Scholes option-pricing model, which requires a number of assumptions to determine the model inputs. The estimation of stock-based awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from the Company’s current estimates, such amounts will be recorded as a cumulative adjustment in the period estimates are revised. The Company considers many factors when estimating expected forfeitures, including types of awards, employee class and historical experience. Additionally, the fair value of stock-based awards to non-employees are expensed over the period in which the related services are rendered. All stock-based awards are expected to be fulfilled with new shares of common stock.

Foreign Currency Translation

The Company's wholly-owned subsidiary outside the United States (“U.S.”), Crossroads Europe, GmbH, has a functional currency other than the U.S. dollar. Accordingly, all balance sheet accounts of this subsidiary are translated into U.S. dollars using the current exchange rate in effect at the balance sheet date, and revenues and expenses are translated using the average exchange rate in effect during the period. The gains and losses from foreign currency translation of this subsidiary’s financial statements are recorded directly as a separate component of stockholders' equity and represent all of the balance under the caption "Accumulated other comprehensive loss."

Computation of Net Loss Per Share

Basic loss per share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share is computed by giving effect to all dilutive potential common shares that were outstanding during the period. Basic earnings per share excludes the dilutive effect of common stock equivalents such as stock options and warrants, while earnings per share, assuming dilution, includes such dilutive effects. Future weighted-average shares outstanding calculations will be impacted by the following factors, among others: (i) the ongoing issuance of common stock associated with stock option and warrant exercises; (ii) any fluctuations in the Company’s stock price, which could cause changes in the number of common stock equivalents included in the earnings per share, assuming dilution computation; and (iii) the issuance of common stock to effect business combinations should the Company enter into such transactions.

The Company has excluded all outstanding common stock equivalents from the calculation of diluted net loss per share because all such common stock equivalents are antidilutive for all periods presented. The total number of common stock equivalents excluded from the calculations of diluted net loss per common share were 3,116,465 and 12,023,951 for the nine months ended July 31, 2012 and 2013, respectively. The dilutive common stock equivalents for the nine months ended July 31, 2013 include warrants to purchase 4,735,395 shares of common stock (Note 8), 4,231,154 preferred stock shares convertible into common stock (Note 8), and options to purchase 3,057,402 shares of common stock (Note 9).

Recently Issued Accounting Pronouncements

On March 4, 2013, the FASB issued ASU 2013-05, Foreign Currency Matters (Topic 830) Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity (“ASU 2013-05”). ASU 2013-05 updates accounting guidance related to the application of consolidation guidance and foreign currency matters. This guidance resolves the diversity in practice about what guidance applies to the release of the cumulative translation adjustment into net income. This guidance is effective for interim and annual periods beginning after December 15, 2013. The Company anticipates adopting ASU 2013-05 beginning November 1, 2014. The Company does not anticipate that these changes will have a material impact on its consolidated financial statements or disclosures.

1. ORGANIZATION AND BASIS OF PRESENTATION

The accompanying consolidated financial statements include the accounts of Crossroads Systems, Inc. and its wholly-owned subsidiaries (“Crossroads” or the “Company”). Headquartered in Austin, Texas, Crossroads Systems, a Delaware corporation, is a global provider of data protection solutions and services. Through the innovative use of new technologies, the Company delivers customer-driven solutions that enable proactive data protection, advanced data archival, optimized performance and significant cost-savings over current solutions. The Company’s products are sold worldwide in mission critical environments for Fortune 2000 companies.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Oct. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation and presentation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has accumulated significant losses as it has been developing its current and next generation products. The Company believes that cash flow from operations, customer reimbursed expenses, proceeds from the sale of common stock, and funds available under credit agreements will be sufficient to fund the anticipated operations for fiscal 2013.  These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern for a reasonable period of time.

Use of Estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on deposit and highly liquid investments with original maturities of 90 days or less at date of purchase. While the Company’s cash and cash equivalents are on deposit with high quality FDIC and Association of German Banks insured financial institutions, at times such deposits exceed insured limits. As of October 31, 2012, total uninsured deposits were $5.7 million. The Company has not experienced any losses in such accounts.

Short-term Investments

Short-term investments consist of primarily corporate and government agency debt securities. The maturity dates of these debt securities is greater than three months, but do not exceed one year from the date of purchase. The Company classifies its investments in debt securities held-to-maturity securities and carries them at amortized cost, which approximates fair value due to the short period of time to maturity.

Allowance for Doubtful Accounts

The allowance for doubtful accounts is based on the Company’s assessment of the collectability of customer accounts. The Company evaluates the adequacy of its allowance on a regular basis by considering factors such as historical experience, credit quality, age of the accounts receivable balances, and current economic conditions that may affect a customer’s ability to pay. The Company makes adjustments to the allowance balance if the evaluation of allowance requirements differs from the actual aggregate reserve. This evaluation is inherently subjective and estimates may be revised as more information becomes available.

Inventory

Inventory is stated at the lower of cost or market. Cost is determined using standard cost, which approximates the first-in, first-out method. Adjustments to reduce the carrying value of inventories to their net realizable value are made for estimated excess, obsolete or impaired balances. These adjustments are measured as the excess of the cost of the inventory over its market value based upon assumptions about future demand and charged to cost of revenue. At the point of the loss recognition, a new, lower cost basis for that inventory is established, and subsequent changes in facts and circumstances do not result in the restoration of the original cost basis or increases in the newly established cost basis.

Property and Equipment

Property and equipment are stated at historical cost, net of accumulated depreciation. Depreciation is recognized using the straight-line method over the estimated useful lives of the respective assets (Note 5). Expenditures for repairs and maintenance are charged to expense when incurred; major replacements and betterments are capitalized at cost. Leasehold improvements are amortized on a straight-line basis over the shorter of the estimated useful life of the related asset or the remaining life of the lease. Upon retirement or disposition of property and equipment, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in operations.

Intangible Assets

Intangible assets are originally recorded at their fair values at the date of acquisition. Indefinite-lived intangible assets are not amortized, but are tested annually for impairment, or more frequently if impairment indicators occur. Definite-lived intangibles are amortized over their estimated useful lives and are evaluated for impairment annually, or more frequently if impairment indicators are present, using a process similar to that used to test other long-lived assets for impairment.

Impairment of Long-lived Assets

The Company reviews long-lived tangible and intangible assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of these assets is measured by comparison of its carrying amount to future undiscounted cash flows the assets are expected to generate. The Company considers historical performance and future estimated results in its evaluation of impairment.

The Company measures the amount of impairment by comparing the carrying amount of the asset to its fair value, generally measured by discounting expected future cash flows at the rate it utilizes to evaluate potential investments. Because the Company operates as a single reporting unit, the Company is considered as a whole when evaluating long-lived assets for impairment.

The impairment test for intangible assets requires management to make judgments in connection with identifying reporting units, assigning assets and liabilities to reporting units and determining fair value of each reporting unit. Significant judgments required to estimate the fair value of reporting units include projecting future cash flows, determining appropriate discount rates and other assumptions. The projections are based on historical performance and future estimated results.

Revenue Recognition

Revenue consists of sales of hardware, software and services, as well as royalties the Company earns for products and the license of certain intellectual property as detailed below. Revenue is recognized when it is realizable and earned. Revenue is considered realizable and earned when: persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; the price to the buyer is fixed or determinable; and when collectability is reasonably assured.

Product Revenue

Product revenue includes software licenses delivered via license key and software solutions delivered via a hardware appliance. Product sales include a perpetual license to the Company’s software that is essential to the functionality of the hardware. Revenue for products sold to distributors, value added resellers (“VARs”), original equipment manufacturers (“OEMs”) and end users is generally recognized upon shipment. When significant post-delivery obligations exist, the related revenue is deferred until such obligations are fulfilled. If there are customer acceptance criteria in the contract, the Company recognizes revenue upon end user acceptance, which typically occurs after delivery and installation are completed.

The Company licenses certain software to OEM customers under licensing agreements that allow those customers to embed this software into specific products they offer. Licensees pay a fee based on the amount of sales of their products that incorporate the licensed software. On a periodic and timely basis, the licensees provide reports listing sales to end users for which a license fee is owed to the Company. This report is cross-referenced to the license keys electronically delivered by the Company. As the license keys substantiate delivery, and the customer reports substantiate acceptance, the Company recognizes revenue based on the information in these reports.

Shipping charges billed to customers are included in product revenue and the related shipping costs are included in cost of product revenue.

In the period revenue is recognized, allowances are provided for future product returns. These allowances are based on programs in existence at the time revenue is recognized and historical product return rates. Since the Company has historically been able to reliably estimate the amount of returns, revenue is recognized, net of allowances for future returns, upon shipment to customers.

Out-of-warranty repairs are included in product revenue and recognized upon completion of the repair. On occasion, installation and professional services may also be delivered with the product as part of a bundled solution. Revenue related to installation and professional services is recognized upon completion.

IP License, Royalty and Other Revenue

IP license, royalty and other revenue consists of revenue from the licensing of intellectual property (“IP”), royalty payments from Hewlett Packard (“HP”), and sales of post-contract support (“PCS”) service.

IP License Revenue

The Company licenses patented technology to customers under licensing agreements that allow those customers to utilize the technology in specific products they offer. The timing and amount of revenue recognized from IP license agreements depends upon a variety of factors, including the specific terms of each agreement and the nature of the deliverables and obligations. Such agreements are reviewed for multiple elements. Multiple elements can include amounts related to initial non-refundable license fees for the use of the Company’s patents in the customer’s past shipments, patent licensing royalties on covered products sold going forward, cross-licensing terms between the Company and other parties, and settlement of patent litigation. Through October 31, 2012, no amounts have been allocated to the cross-licensing or the settlement of patent litigation elements.

Revenue is only recognized after all of the following criteria are met: (1) written agreements have been executed; (2) delivery of technology or intellectual property rights has occurred; (3) fees are fixed or determinable; and (4) collectability of fees is reasonably assured.

Under these IP license agreements, one or a combination of the following forms of payment is received as consideration for permitting customers to use the Company’s patents in their applications and products:

Consideration for Past Sales:  Consideration related to a customer’s product sales from prior periods results from a negotiated agreement with a customer that utilized the Company’s patented technologies prior to signing an IP license agreement with the Company. The Company negotiates an amount with the customer based on a report provided by the customer detailing their past shipments utilizing the Company’s patented technology. The Company may use publicly filed financial statements, research reports and other sources to determine the reasonableness of this shipment report. To determine the amount of consideration owed to the Company, the amount of past shipments is then multiplied by a standard royalty rate historically received by the Company in similar arrangements. The consideration is recorded as revenue when a signed agreement has been obtained, a determinable price has been identified based on past shipments, and payment is determined to be collectable and reasonably assured.

Recurring Royalty Payments:  These are royalty payments covering a customer’s obligations to pay royalties relating to its sales of covered products shipped in the current reporting period. The rate used for recurring royalty payments is the same as that used to determine the consideration for past shipments. Customers that owe the Company recurring royalty payments are obligated to provide quarterly royalty reports that summarize their sales of covered products and their related royalty obligations. These royalty reports are typically received subsequent to the period in which the customers’ underlying sales occurred. Upon initially signing an agreement, the Company recognizes revenue during the period in which the royalty report and payment are received. Once history has been established with a customer, the Company estimates revenue based on prior quarterly royalty reports received. When the actual results are received, the recorded revenue is adjusted to actual results, if necessary. To date, such adjustments have not been material.

Royalty Revenue

Royalty revenue consists of revenue from royalty payments from HP for product and PCS services. Revenue from royalty payments from HP is recognized when earned or when amounts can be reasonably estimated based on monthly product shipping reports received from HP.

Other Revenue

Other revenue consists of revenue from the sales of PCS services to customers other than HP. Most product sales include PCS services which consist of software updates and customer support. Software updates provide customers access to maintenance releases and patches released during the term of the support period. Support includes telephone and internet access to technical support personnel and hardware support. For PCS services, revenue equal to the separately stated price of these service contracts is initially deferred and recognized as revenue ratably over the contract period.

Multiple Element Arrangements

When elements such as hardware, software and PCS service are contained in a single arrangement, or in related arrangements with the same customer, the Company allocates revenue to each element in an arrangement based on relative selling price using a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence (“VSOE”), if available. Third party evidence (“TPE”) is used only if VSOE is not available, and the Company’s best estimate of selling price (“ESP”) is used if neither VSOE nor TPE is available. The maximum revenue recognized on a delivered element is limited to the amount that is not contingent upon the delivery of additional items.

For established products, the Company uses VSOE. For new products, installation and professional services for which the Company is unable to establish selling price using VSOE or TPE, the Company uses ESP. The objective of ESP is to determine the price at which the Company would transact a sale if these items were sold on a standalone basis. In determining ESP, the Company uses the cost to provide the new product, installation or professional service plus a margin. When using cost plus a margin, the Company considers the total cost of the item to establish a VAR or OEM price. The Company also considers the historical margins for established products and other factors, including any changes to pricing methodologies, competitiveness of new products, installation and professional services, pricing pressures due to entering a new market, and cost drivers that could cause future margins to differ from historical margins.

The Company determines VSOE for established products and PCS service based on the price charged to customers when sold separately. PCS service revenue is recognized under a proportional performance method, ratably over the life of the contract.

For arrangements with multiple elements entered into prior to November 1, 2010, when elements such as hardware, software and PCS services are contained in a single arrangement, or in related arrangements with the same customer, the Company allocates revenue to the separate elements based on relative fair value, provided the fair value for all elements of the arrangement are known. If, in an arrangement, the undelivered elements have fair value, but the delivered element does not, the fair value of the undelivered elements is deferred and the residual revenue is allocated to the delivered elements. If fair value does not exist for undelivered elements, then revenue for the entire arrangement is deferred until all elements have been delivered.

Contracts to Modify or Customize Products

During the year ended October 31, 2012, the Company entered into contracts with certain customers to significantly modify or customize products. In accounting for such arrangements, the Company first looks to the guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 985-605, Software - Revenue Recognition (“ASC 985-605”), and then ASC Subtopic 605-25, Revenue Recognition – Multiple-Element Arrangements, to determine the appropriate accounting elements in the arrangement.  The Company then considers the appropriate recognition model for each accounting element based on the nature of the element and applies the guidance in ASC Subtopic 605-35, Revenue Recognition – Construction-Type and Production-Type Contracts, ASC Subtopic 985-60, ASC Subtopic 605-15, Revenue Recognition – Products, or ASC Subtopic 605-20, Revenue Recognition – Services, as applicable.  Amounts allocated to the modification/customization service element are evaluated for classification in the consolidated statement of operations as either revenue or reduction of research and development expense based on the following considerations: whether and in what circumstances the consideration received is refundable, ownership of the final product and intellectual property rights to develop the product, and exclusivity of the final product.  The Company recorded approximately $0 and $902,000 as revenue and approximately $0 and $482,000 as a reduction of research and development expense related to these contracts for the years ended October 31, 2011 and 2012, respectively.

Warranty

Generally, the Company indemnifies, under pre-determined conditions and limitations, its customers for infringement of third-party intellectual property rights by its products or services. The Company seeks to limit its liability for such indemnity to an amount not to exceed the sales price of the products or services. The Company does not believe, based on information available, that it is probable that any material amounts will be paid under these guarantees.

The Company provides for the estimated cost to repair or replace products under warranty and technical support costs when the related product revenue is recognized. The Company warrants products for a period from 12 to 39 months following the sale of its products. A reserve for warranty costs is recorded based upon the historical level of warranty claims and management’s estimate of future costs.

Income Taxes

The Company accounts for income taxes in accordance with the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates that are expected to apply to taxable income in the periods in which the deferred tax asset or liability is expected to be realized or settled. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. The Company has provided a full valuation allowance against its deferred tax assets because the realization of the related tax benefits is not considered more likely than not.

The Company recognizes the tax benefit from an uncertain tax position only if it meets the “more likely than not” threshold that the position will be sustained upon examination by the taxing authority, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. The Company includes interest and penalties related to its uncertain tax positions as part of income tax expense within its consolidated statement of operations (Note 13).

Computation of Net Loss Per Share

Basic loss per share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share is computed by giving effect to all dilutive potential common shares that were outstanding during the period. Basic earnings per share excludes the dilutive effect of common stock equivalents such as stock options and warrants, while earnings per share, assuming dilution, includes such dilutive effects. Future weighted-average shares outstanding calculations will be impacted by the following factors, among others: (i) the ongoing issuance of common stock associated with stock option and warrant exercises; (ii) any fluctuations in the Company’s stock price, which could cause changes in the number of common stock equivalents included in the earnings per share, assuming dilution computation; and (iii) the issuance of common stock to effect business combinations should the Company enter into such transactions.

The Company has excluded all outstanding common stock equivalents from the calculation of diluted net loss per share because all such common stock equivalents are antidilutive for all periods presented. The total number of common stock equivalents excluded from the calculations of diluted net loss per common share were 3,228,318 and 3,129,340 for the years ended October 31, 2011 and 2012, respectively. The dilutive common stock equivalents for the year ended October 31, 2012 include warrants to purchase 998,096 shares of common stock (Note 11).

Advertising Costs

The Company expenses all advertising costs as incurred. Advertising costs for the years ended October 31, 2011 and 2012 were approximately $32,000 and $7,000, respectively.

Research and Development Costs

Expenditures relating to the development of new products are expensed as incurred. These costs include expenditures for employee compensation, materials used in the development effort, other internal costs, as well as expenditures for third party professional services. Software development costs incurred after a product has reached marketability have not been material to date.

Stock-based Compensation

Stock-based compensation expense is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite employee service period (generally the vesting period), net of estimated forfeitures. The Company estimates the fair value of stock-based payments using the Black-Scholes option-pricing model, which requires a number of assumptions to determine the model inputs. The estimation of stock-based awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from the Company’s current estimates, such amounts will be recorded as a cumulative adjustment in the period estimates are revised. The Company considers many factors when estimating expected forfeitures, including types of awards, employee class and historical experience. Additionally, the fair value of stock-based awards to non-employees are expensed over the period in which the related services are rendered. All stock-based awards are expected to be fulfilled with new shares of common stock.

Foreign Currency Translation

The Company's wholly-owned subsidiary outside the United States (“U.S.”), Crossroads Europe, GmbH, has a functional currency other than the U.S. dollar. Accordingly, all balance sheet accounts of this subsidiary are translated into U.S. dollars using the current exchange rate in effect at the balance sheet date, and revenues and expenses are translated using the average exchange rate in effect during the period. The gains and losses from foreign currency translation of this subsidiary’s financial statements are recorded directly as a separate component of stockholders' equity and represent all of the balance under the caption "Accumulated other comprehensive loss."

Net income recorded by Crossroads Europe, GmbH, and reported in consolidated operations during fiscal years 2011 and 2012, was $0.1 million and $0.1 million respectively. Assets of Crossroads Europe, GmbH account for approximately 2% and 3% of the consolidated net assets for fiscal years 2011 and 2012, respectively.

Recently Issued Accounting Pronouncements

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820) Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 updated accounting guidance related to fair value measurements and disclosures that result in common fair value measurements and disclosures between GAAP and International Financial Reporting Standards. This guidance includes amendments that clarify the intent about the application of existing fair value measurements and disclosures or change a particular principle or requirement for fair value measurements or disclosures. This guidance is effective for interim and annual periods beginning after December 15, 2011. The Company adopted ASU 2011-04 beginning February 1, 2012. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements or disclosures.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income (Topic 220) (“ASU 2011-05”). ASU 2011-05 modifies how comprehensive income is presented in an entity’s financial statements. The guidance issued requires an entity to present the components of net income and total net income, the components of other comprehensive income and total other comprehensive income, and the total comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements and eliminates the option to present the components of other comprehensive income as part of the statement of changes of stockholder’s equity. The revised financial statement presentation for comprehensive income will be effective for the Company for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company anticipates adopting ASU 2011-05 beginning November 1, 2012. The Company does not anticipate that these changes will have a material impact on its consolidated financial statements or disclosures.

The Company does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material impact on its consolidated financial statements or disclosures.

FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

2.	FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measurements, a three-tier fair value hierarchy, which prioritizes the inputs used in the valuation methodologies, is as follows:

Level 1 – Valuations based on quoted prices for identical assets and liabilities in active markets.

Level 2 –  Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3 – Valuations based on unobservable inputs reflecting management’s assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

As of October 31, 2012 and July 31, 2013, the fair value of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses, approximates book value due to the short maturity of these instruments. Based upon borrowing rates currently available to the Company for loans with similar terms, the carrying value of its debt obligations approximates fair value. As of October 31, 2012 and July 31, 2013, the Company held no investments. The Company hired an independent resource to value its derivative liability as follows:

Fair Value Table

(in thousands)	Balance at July 31, 2013	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Derivative Liability	$1,539	$-	$-	$1,539

	$1,539	$-	$-	$1,539

Level Three Roll forward
	Derivative Liability	Total

Balance October 31, 2012	$-	$-
Fair value of derivative liability reclassified from equity	2,310	2,310
Change in fair value	(771)	(771)
Balance July 31, 2013	$1,539	$1,539

3.	FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measurements, a three-tier fair value hierarchy, which prioritizes the inputs used in the valuation methodologies, is as follows:

Level 1 – Valuations based on quoted prices for identical assets and liabilities in active markets.

Level 2 –  Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3 – Valuations based on unobservable inputs reflecting management’s assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

As of October 31, 2011 and October 31, 2012, the fair value of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses, approximates book value due to the short maturity of these instruments. As of October 31, 2011, the Company held $2,683,000 of commercial paper, and $702,000 of fixed income government agency debt securities. As of October 31, 2012, the Company held no investments. These instruments are classified as Level 1 of the fair value hierarchy, as fair value for these instruments is determined using observable, quoted prices for identical assets in active markets.

At October 31, 2012, the Company had no assets or liabilities that were measured at fair value on a non-recurring basis. The estimated fair value of the Company's line of credit approximates the carrying value presented in its consolidated balance sheet based on discounting the expected future cash flows using current market rates as of October 31, 2012.

INVENTORY	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

3.	INVENTORY
  Inventory, net consists of the following (in thousands):
	October 31,	July 31,
	2012	2013
		(Unaudited)

Raw materials	$322	$226
Finished goods	54	63
	$376	$289

4.  INVENTORY   Inventory, net consists of the following (in thousands):
	October 31,	October 31,
	2011	2012

Raw materials	$170	$322
Finished goods	18	54
	$188	$376

PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

4.	PROPERTY AND EQUIPMENT

Property and equipment, net consist of the following (in thousands, except number of years):

		October 31,	July 31,
		2012	2013
	Life (years)		(Unaudited)
Equipment	1-3	$18,960	$18,970
Furniture and fixtures	5	691	806
Leasehold improvements	5	568	573
		20,219	20,349
Less: Accumulated depreciation		(18,698)	(19,109)
		$1,521	$1,240

Depreciation expense was approximately $505,000 and $617,000 for the nine months ended July 31, 2012 and 2013, respectively.

5.  PROPERTY AND EQUIPMENT

Property and equipment, net consist of the following (in thousands, except number of years):

		October 31,	October 31,
		2011	2012
	Life (years)
Equipment	1-3	$19,099	$18,960
Furniture and fixtures	5	687	691
Leasehold improvements	5	553	568
		20,339	20,219
Less: Accumulated depreciation		(19,019)	(18,698)
		$1,320	$1,521

Depreciation expense was approximately $537,000 and $711,000 for fiscal years 2011 and 2012, respectively.

ACCRUED EXPENSES AND DEFERRED REVENUE	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]

5.	ACCRUED EXPENSES AND DEFERRED REVENUE

Accrued expenses consist of the following (in thousands):

	October 31,	July 31,
	2012	2013
		(Unaudited)

Payroll related	$1,871	$1,382
Professional services	620	$465
Customer deposits	12	-
Warranty reserve	11	26
Other	365	279
	$2,879	$2,152

Included in payroll related accrued expenses as of October 31, 2012 was approximatly $790,000 related to bonus compensation, approximatly $465,000 of which was settled in December 2012 with 146,555 shares of common stock.

Warranty reserve activity, included in accrued expenses, during the year ended October 31, 2012 and nine months ended July 31, 2013 was as follows (in thousands):

	Balance at	Charged to		Balance at
	Beginning	Costs and	Reserve	End of
	of Period	Expenses	Usage	Period

Year ended October 31, 2012
Warranty reserve	$22	$16	$(27)	$11

Nine months ended July 31, 2013
Warranty reserve (Unaudited)	$11	$19	$(4)	$26

Deferred revenue, current portion, consists of the following (in thousands):

	October 31,	July 31,
	2012	2013
		(Unaudited)

Product	$315	$288
Services	991	1,183
	$1,306	$1,471

7.   ACCRUED EXPENSES AND DEFERRED REVENUE

Accrued expenses consist of the following (in thousands):

	October 31,	October 31,
	2011	2012

Payroll related	$1,475	$1,871
Professional services	271	620
Warranty reserve	22	11
Customer deposits	-	12
Other	388	365
	$2,156	$2,879

Included in payroll related accrued expenses as of October 31, 2011 was $587,000 related to bonus compensation, $407,000 of which was subsequently settled in January 2012 with 83,959 shares of common stock. Included in payroll related accrued expenses as of October 31, 2012 was $790,000 related to bonus compensation, $465,000 of which was settled in December 2012 with 146,555 shares of common stock.

Warranty reserve activity, included in accrued expenses, during the years ended October 31, 2011 and 2012 was as follows (in thousands):

	Balance at	Charged to		Balance at
	Beginning	Costs and	Reserve	End of
	of Period	Expenses	Usage	Period

Year ended October 31, 2011
Warranty reserve	$30	$9	$(17)	$22

Year ended October 31, 2012
Warranty reserve	$22	$16	$(27)	$11

Deferred revenue, current portion, consists of the following (in thousands):

	October 31,	October 31,
	2011	2012

Product	$558	$315
Services	451	991
	$1,009	$1,306

CREDIT AGREEMENT AND LONG TERM LIABILITIES	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

6.	CREDIT AGREEMENT AND LONG TERM LIABILITIES

The Company had a revolving line of credit and term loan with Silicon Valley Bank. In July 2013, the Company entered into a Credit Agreement and security agreements with Fortress Credit Co. LLC, an affiliate of Fortress Investment Group LLC (such affiliates collectively, “Fortress”) (described below). The Company used a portion of the proceeds of the Fortress loans to repay the revolving line of credit and term loan with Silicon Valley Bank.

Effective July 22, 2013, the Company entered into a Credit Agreement with Fortress that provides for aggregate Term Loan commitments of up to $10 million. The Term Loan consist of a Term Loan A in the principal amount of $5 million, which matures July 22, 2016 and a Term Loan B in the principal amount of $5 million, which matures February 1, 2016. The Company drew down the full $10 million of both Term Loans on July 24, 2013. Interest is due monthly in arrears and the remaining principal balance on the Fortress notes accrue interest at 10% annually. Term Loan A is interest-only for the first 12 months and Term Loan B is interest-only for the first six months. See Footnote 8 for information on the Fortress Warrants.

In conjunction with the Credit Agreement with Fortress, the Company has agreed to certain financial covenants. The Company is required to maintain a minimum of $1.5 million of unrestricted cash at each month end and the Company is restricted from making certain cash distributions to equity security holders or from incurring additional indebtedness without prior written consent from Fortress. The Company has also agreed to certain reporting covenants and must supply monthly financial statements to Fortress within 30 days of the end of each month.

At the origination date, the $10 million principal balance of the notes payable to Fortress were recorded as follows: (in thousands)

Principal balance	$10,000
Loan fees to Fortress	(300)
Relative fair value of warrants issued and recorded in additional paid in capital	(1,375)
$8,325

At July 31, 2013, the carrying amount of the notes payable to Fortress were recorded as follows: (in thousands)

Principal balance	$10,000
Unamortized debt discount	(1,663)
Net carrying value of Fortress notes	8,337
Less current portion of debt	(645)
Long term portion of debt	$7,692

The debt discount allocated to the current portion of the Fortress notes as of July 31, 2013 is approximately $605,000 and the portion allocated to long term debt is approximately $1,058,000. Interest expense relating to the line of credit, term loan, Fortress notes, and bridge loans was approximately $143,000 and $188,000 for the nine months ended July 31, 2012 and 2013, respectively.

9.   LINE OF CREDIT AND LONG TERM LIABILITIES

The Company has a revolving line of credit with its bank. The committed revolving line provides for an advance of up to $4.0 million with a borrowing base of 80% of eligible accounts receivable. Interest accrues monthly at a rate of prime rate, plus a margin of 0.25%. The Company is required to satisfy certain financial and reporting covenants in conjunction with the line of credit. The line of credit will mature on December 26, 2013. As of October 31, 2012, there was approximately $1.97 million drawn and outstanding on the line of credit. The Company was not in compliance with certain covenants at October 31, 2012, and has subsequently repaid $1.48 million of the line of credit in December of 2012.

On November 9, 2011, the Company entered into a term loan agreement with its bank.  The loan is available in draws of $0.5 million, with a maximum drawn balance of $3.0 million.  Each individual draw is to be repaid in equal monthly payments over 36 months, fully amortized, bearing an interest rate of Prime Rate, plus a margin of 2.25%.  The Company is required to satisfy certain financial and reporting covenants in conjunction with the term loan. As of October 31, 2012, there was approximately $2.3 million outstanding on the term loan, monthly installments on the term loan extend through March 1, 2015, and the Company was in compliance with all covenants.

Current portion of long term debt and long term liabilities consists of the following (in thousands):

	October 31,	October 31,
	2011	2012

Current portion of long term debt:
Line of credit	$1,973	$1,973
Current portion of term loan	-	975
	$1,973	$2,948
Long term liabilities:
Long term deferred revenue	$126	$264
Long term portion of term loan	-	1,370
	$126	$1,634

 Interest expense relating to the line of credit and the term loan was approximately $86,000 and $206,000 for the years ended October 31, 2011 and 2012, respectively.

Aggregate future principal payments of long-term debt outstanding are as follows as of October 31, 2012 (in thousands):

	Fiscal Year
	2013	2014	2015	Total

Aggregate future principal payments of long-term debt outstanding	$975	$1,041	$329	$2,345

INTANGIBLE ASSETS	12 Months Ended
Oct. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

6.   INTANGIBLE ASSETS

In 2006, Crossroads acquired Tape Laboratories, Inc, resulting in an intangible asset, purchased technology, in the amount of $5.7 million. In 2007, Crossroads acquired Grau Data Storage, AG, resulting in an intangible asset, purchased technology, in the amount of $0.7 million.

The following table presents details of intangible assets acquired (in thousands, except number of years):

	Amortization	October 31,	October 31,
	Period (Years)	2011	2012
Intangible assets:
Technology	5	$6,407	$6,407
Accumulated amortization		(6,297)	(6,407)

Net carrying value		$110	$-

Amortization expense was approximately $629,000 and $110,000 for fiscal years 2011 and 2012, respectively.

CONCENTRATIONS	12 Months Ended
Oct. 31, 2012
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

8.  CONCENTRATIONS

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable.

The Company’s sales are primarily concentrated in the United States and are primarily derived from sales to Original Equipment Manufacturers (“OEMs”) in the computer storage and server industry. Revenue is concentrated with several major customers. The loss of a major customer, a change of suppliers or a significant technological change in the industry could adversely affect operating results. The Company performs credit evaluations of its customers and generally does not require collateral on accounts receivable balances and provides allowances for potential credit losses and product sales returns. The Company has not experienced material credit losses in any of the periods presented.

The Company relies on a limited number of suppliers for its products. The inability of any supplier to fulfill supply requirements could materially impact future operating results.

The percentage of sales to significant customers was as follows:

	October 31,
	2011	2012

Customer A	71.3%	49.1%
Customer B	5.3%	13.5%

The percentage of accounts receivable, net from significant customers was as follows:
	October 31,
	2011	2012

Customer A	67.6%	66.4%
Customer B	1.8%	0.0%

The level of sales to any customer may vary from quarter to quarter. However, the Company expects that significant customer concentration will continue for the foreseeable future. The loss of any one of these customers, or a decrease in the level of sales to any one of these customers, could have a material adverse impact on the Company’s financial condition or results of operations.

COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
7.	COMMITMENTS AND CONTINGENCIES

Leases

The Company leases office space and equipment under long-term operating lease agreements that expire on various dates through August 31, 2016. Rental expense under these agreements was approximately $363,000 and $327,000 for the nine months ended July 31, 2012 and 2013, respectively. Crossroads leases its headquarters, approximately 37,800 square feet of general office, laboratory, data center and administrative space in Austin, Texas. The original lease was effective October 31, 2005 and extended in accordance with an extension agreement through February 28, 2015. The term of the extension agreement is five years, from March 1, 2010 through February 28, 2015, and represents a lease commitment of approximately $378,000 per year through the lease term.

Legal Proceedings

Intellectual Property Litigation

The Company filed a lawsuit in November 2012 against Addonics, Inc. Crossroads Systems, Inc. v. Addonics Technologies, Inc.; Civil Action No. 1:12-CV-1090-SS (W.D. Tex – Austin Division) alleging infringement by the defendants of U.S. Patent Nos. 6,425,035 and 7,934,041. This case was settled during the fiscal quarter ended April 30, 2013, and dismissed.

10. COMMITMENTS AND CONTINGENCIES

Leases

The Company leases office space and equipment under long-term operating lease agreements that expire on various dates through August, 2016. Rental expense under these agreements was approximately $480,000 and $380,000 for the years ended October 31, 2011 and 2012, respectively. Crossroads leases its headquarters, approximately 37,800 square feet of general office, laboratory, data center and administrative space in Austin, Texas. The original lease was effective October 31, 2005 and extended in accordance with an extension agreement through February 28, 2015. The term of the extension agreement is five years, from March 1, 2010 through February 28, 2015, and represents a lease commitment of $375,000 per year through the lease term.
The minimum annual future payments under the terms of these leases and other commitments at October 31, 2012 are as follows (in thousands):

Operating
Fiscal Year	Leases

2013	$410
2014	416
2015	135
2016	5
$966

Legal Proceedings

Intellectual Property Litigation

The Company filed a lawsuit in September of 2010, against 3Par, Inc., American Megatrends, Inc., Rorke Data, Inc., D-Link Systems, Inc., Chelsio Communications, Inc., DataCore Software Corporation, and IStor Networks, Inc. in a lawsuit styled Crossroads Systems, Inc. v. 3Par, Inc. et al, Civil Action No. 1:10-CV-652-SS (W.D. Tex – Austin Division) alleging infringement by each of the defendants of one or both of U.S. Patent Nos. 6,425,035 and 7,051,147. With the exception of Rorke Data, Inc., settlement was reached with all defendants in fiscal year 2011. Settlement was reached with Rorke Data, Inc. in fiscal year 2012, and this case has been dismissed.

The Company filed a lawsuit in February 2012, against Infortrend Corporation, Aberdeen LLC, Boost Systems, Inc., iXsystems, Inc. and Storageflex, Inc. in a lawsuit styled Crossroads Systems, Inc. v. Infortrend Corporation et al, Civil Action No. 1:12-CV-00104-SS (W.D. Tex – Austin Division) alleging infringement by each of the defendants of one or both of U.S. Patent Nos. 6,425,035 and 7,051,147. Settlement of this case was reached in fiscal year 2012, and this case has been dismissed.

Infortrend Corporation v. Crossroads Systems, Inc., United States District of Delaware, Civil Action No. 1:12-CV-00968-UNA in July 2012. This is an action alleging that Crossroads Systems, Inc. has infringed Infortrend Corporation’s United States Patent No. 7,310,745. Infortrend Corporation alleges that Crossroads Systems, Inc. makes, sells, offers for sale, and/or uses in the United States a product that infringes the claims of the ’745 Patent. Settlement of this case was reached in fiscal year 2012, and this case has been dismissed.

STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
8.	STOCKHOLDERS’ EQUITY

On October 23, 2010 the Company sold 3,125,000 shares of its common stock in a private placement at $3.20 per share for gross proceeds to the Company of $10.0 million. In conjunction with this private placement, the Company also issued warrants to purchase an additional 1,074,212 shares of common stock with an exercise price of $3.20 per share. Fees in the amount of $0.8 million relating to the stock placement were netted against proceeds. The warrants were exercisable immediately upon issue, and expire October 22, 2015. As of July 31, 2013, there were 998,096 of these warrants outstanding.

On July 31, 2012, the Company issued and sold to Iron Mountain Incorporated (“IRM”) 582,524 shares of its common stock at $5.15 per share in a private placement, for an aggregate purchase price of $3 million. IRM also agreed that it would not transfer the shares without the Company’s prior written consent until the one year anniversary date of the closing of the private placement. The Company also entered in a registration rights agreement with IRM, pursuant to which the Company filed a registration statement on Form S-1 on May 10, 2013 to register these securities with the Securities and Exchange Commission (“SEC”).

On March 22, 2013, the Company entered into a Securities Purchase Agreement with certain accredited investors for the issuance and sale in a private placement of 4,231,154 units at a purchase price of $2.0625 per unit, valued at $8.6 million, for net proceeds of approximately $7.9 million after related expenses. Each unit consists of one share of 5.0% Series F convertible preferred stock, par value $0.001 per share and a warrant to purchase one-half of a share of common stock equal per share of convertible preferred stock purchased, at an exercise price of $2.00 per whole share, subject to certain adjustments, resulting in the issuance of warrants to purchase an additional 2,282,754 shares of common stock with an exercise price of $2.00 per share. The convertible preferred stock ranks senior to the common stock and each other class or series of the Company’s capital stock, whether common, preferred or otherwise, with respect to distributions of dividends and distributions upon liquidation, dissolution or winding up of the Company. The warrants were initially valued using the Black-Scholes pricing model at approximately $ 2,284,000 which resulted in a beneficial conversion feature on the convertible preferred stock of approximately $1,090,000. This amount was recorded as a deemed dividend.

The convertible preferred stock has the rights, qualifications, limitations and restrictions set forth in the Certificate of Designation (the “Certificate of Designation”) filed with the Secretary of State of the State of Delaware on March 28, 2013. The Certificate of Designation authorizes issuance of up to 4,500,000 shares of convertible preferred stock, with 3,750,000 shares designated as “Sub-Series F-1” and 750,000 shares designated as “Sub-Series F-2.”The right of holders of convertible preferred stock to convert the convertible preferred stock is subject to a 9.99% beneficial ownership limitation for holders of Sub-Series F-1 and a 4.99% beneficial ownership limitation for holders of Sub-Series F-2.Such beneficial ownership limitations may be increased or decreased by a holder of Sub-Series F-1 to any percentage not in excess of 19.99% after providing notice of such increase or decrease to the Company. For as long as at least 90% of the aggregate number of shares of Sub-Series F-1 issued on the Original Issue Date are outstanding, the holders of such Sub-Series F-1, voting as a single class, will be entitled to elect two directors of the Company. If less than 90%, but at least 20%, of such shares of Sub-Series F-1 are outstanding, such holders, voting as a single class, will be entitled to elect one director of the Company.The holders of Sub-Series F-2 will not be entitled to vote on the directors elected by the holders of Sub-Series F-1. the holders of shares of the convertible preferred stock are entitled to a liquidation preference equal to the original issuance price, plus accrued and unpaid dividends.

The Certificate of Designation contains customary anti-dilution protection for proportional adjustments (e.g. stock splits). In addition, prior to the earlier to occur of (A) twelve months following the original issue date of March 28, 2013 and (B) the date on which the Company indicates a positive earnings per share in its public disclosures, if the Company issues or is deemed to have issued additional shares of Common Stock without consideration or for a consideration per share less than the applicable conversion price, which is initially $2.0625 per share, then the conversion price of the convertible preferred stock will be reduced, concurrently with such issue, to the consideration per share received by the Company for such issue or deemed issue of the additional shares of Common Stock. The warrants issued in March 2013 also contain customary anti-dilution protection for proportional adjustments (e.g. stock splits). In addition prior to the earlier to occur of (1) twelve months following the date of the warrants and (2) the date on which the Company indicates a positive earnings per share in its public disclosures, if the Company issues or is deemed to have issued additional shares of Common Stock without consideration or for a consideration per share less than the applicable exercise price, which is initially $2.00 per share, then the exercise price of the warrants will be reduced, concurrently with such issue, to the consideration per share received by the Company for such issue or deemed issue of the additional shares of Common Stock.

The full ratchet anti-dilution provisions in the Company’s convertible preferred stock and warrants issued in its March 2013 private placement were not in effect until those provisions were approved by a vote of the Company’s stockholders at its 2013 annual meeting held on June 21, 2013. Upon approval of these provisions the warrants were reclassified as a derivative liability and recorded at fair value as of July 31, 2013. Also upon approval of the full ratchet anti-dilution provision the Series F convertible preferred stock were potentially convertible into more shares of common stock than currently authorized, therefore those shares were classified outside of permanent equity. Upon the expiration of the full ratchet anti-dilution provisions on the one-year anniversary of the March 2013 private placement, the Company expects the preferred stock and warrants to be reclassified back to permanent stockholders' equity. In accordance with ASC 815-40-25 and ASC 815-10-15Derivatives and Hedging and ASC 480-10-25Liabilities-Distinguishing Liabilities from Equity as approved by shareholders, the convertible preferred shares and are accounted for net outside of stockholders’ equity at $6,394,000 with the warrants accounted for as liabilities at their fair value of $1,539,000 as of July 31, 2013. The value of the derivative warrant liability will be re-measured at each reporting period with changes in fair value recorded as earnings. To derive an estimate of the fair value of these warrants, the Company utilized a dynamic Black Scholes Merton formula that computes the impact of share dilution upon the exercise of the warrant shares. This process relies upon inputs such as shares outstanding, estimated stock prices, strike price and volatility assumptions to dynamically adjust the payoff of the warrants in the presence of the dilution effect. In the event the convertible preferred shares are redeemed, any redemption price in excess of the carrying amount of the convertible preferred stock would be treated as a dividend.

Fees in the amount of $0.7 million relating to the stock placement were netted against proceeds. The Company filed a registration statement to register these securities on Form S-1 on May 10, 2013 with the Securities and Exchange Commission (“SEC”).

Effective July 24, 2013, the Company entered into a Credit Agreement with Fortress described above in Note 6. As a condition to and in connection with the Credit Agreement, the Company issued to Fortress the Fortress Warrant, pursuant to which Fortress is entitled to purchase 1,454,545 shares of the Company’s common stock at an exercise price of $2.0625 per share.

The Fortress Warrant is exercisable on or after October 22, 2013 and will expire on the seventh anniversary of the effective date of the Fortress Transactions. If the Fortress Warrant is exercisable and there is no effective Registration Statement registering, or no current prospectus available for, the resale of, the shares of common stock issuable upon exercise of the Fortress Warrant, then the Fortress Warrant may also be exercised at such time by means of a “cashless exercise,” determined according to the terms of the Fortress Warrant.

The Fortress Warrant contains what is commonly referred to as “full-ratchet” anti-dilution protection, which provision will only be in effect if approved by the Company’s stockholders at its 2014 annual meeting of stockholders. Subject to stockholder approval, if, prior to the earlier to occur of (A) twelve months following the warrant, issuance date of July 22, 2013 and (B) the date on which the Company indicates a positive earnings per share in its public disclosure, the company issues or is deemed to have issued additional shares of Common Stock without consideration or for a consideration per share less than the applicable exercise price, which is initially $2.0625 per share, then the exercise price of the Fortress Warrant will be reduced, concurrently with such issue, to the consideration per share received by the Company for such issue or deemed issue of the additional shares of common stock.

On February 28, 2013, the Company issued convertible promissory notes to two investors, in the aggregate principal amount of $550,000. Pursuant to the terms of the notes, both note holders had the right to convert the outstanding amounts under their notes into Series F convertible preferred stock shares at a discount of 15% to the issue price of the Series F convertible preferred stock. Each note holder exercised this right and received 188,235 Series F convertible preferred stock shares, in the case of the note holder converting $330,000 of promissory notes and interest, and 156,863 Series F convertible preferred stock shares, for the in the case of note holder converting $275,000 of promissory notes and interest.

11. STOCKHOLDERS’ EQUITY

On October 23, 2010 the Company sold 3,125,000 shares of its common stock at $3.20 per share for gross proceeds to the Company of $10.0 million.  In conjunction with this private placement, the Company also issued warrants to purchase an additional 1,074,212 shares of common stock with an exercise price of $3.20 per share.   Fees in the amount of $0.8 million relating to the stock placement were netted against proceeds.  The warrants were valued at $1.3 million using the Black-Scholes model.  The Black-Scholes inputs used were:  expected dividend rate of 0%, expected volatility of 68%, risk free interest rate of 1.47%, and expected term of 2.5 years.  The warrants were exercisable immediately upon issue, and expire October 22, 2015. As of October 31, 2012, 998,096 warrants were outstanding.

In August 2011, the Company filed an amendment to its Certificate of Incorporation to effect a reverse stock split of its issued and outstanding common stock, pursuant to which every four outstanding shares of common stock were combined and reclassified into one share of common stock. This reverse stock split was effective August 12, 2011. All references to the number of shares of common stock issued and outstanding, and the per share calculations have been restated to give retroactive effect to the reverse stock split.

On July 31, 2012, the Company issued and sold to Iron Mountain Incorporated (“IRM”) 582,524 shares of its common stock at $5.15 per share, for an aggregate purchase price of $3 million. IRM also agreed that it would not transfer the shares without the Company’s prior written consent until the one year anniversary date of the closing of the agreement. The Company also entered in a registration rights agreement with IRM, pursuant to which the Company agreed to prepare and file a registration statement with the Securities and Exchange Commission (“SEC”) at IRM’s request, no later than sixty days following such request, and to keep it continuously effective until the shares covered by the registration statement have been sold or become eligible for sale pursuant to SEC Rule 144 without restriction on the volume of securities that may be sold in any single transaction, assuming for this purpose that the security holders are not affiliates of the Company.

STOCK OPTIONS AND STOCK BASED COMPENSATION	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

9.	STOCK OPTIONS AND STOCK BASED COMPENSATION

The Company has a stock-based compensation plan available to grant incentive stock options, non-qualified stock options and restricted stock to employees and non-employee members of the Board of Directors and advisors.

The Company’s 1999 Stock Option/Stock Issuance Plan (the “1999 Plan”) was succeeded by the 2010 Stock Incentive Plan (the “2010 Plan”). As of July 31, 2013, options to purchase 933,248 shares of common stock were outstanding, and no further grants can be made under the 1999 Plan.

The 2010 Plan was approved by the Board of Directors on May 26, 2010 and became effective on August 13, 2010, upon approval by shareholders. A maximum of 3,000,000 shares of Crossroads common stock may be awarded, plus the automatic increase as detailed below. The total number of shares that will be reserved, and that may be issued, under the 2010 Plan will automatically increase on the first trading day of each calendar year, by a number of shares equal to four percent (4%) of the total outstanding shares on the last day of the prior calendar year, subject to a maximum annual increase of 250,000. As of July 31, 2013, options to purchase 2,416,117 shares of common stock were granted from the 2010 Plan, of which 2,124,154 were outstanding. During the nine months ended July 31, 2012 and 2013, common stock share grants of 83,959 and 151,483, respectively, were granted from the 2010 Plan.

As of July 31, 2013, options to purchase an aggregate of 3,057,402 shares of common stock were outstanding under the 1999 Plan and the 2010 Plan, of which 1,613,810 were vested. Under the 2010 Plan, 837,182 shares of common stock were available for future grants as of July 31, 2013. The shares of common stock reserved for future grant are reduced by 53,221 options previously exercised under the 2010 Plan, and 235,442 shares of common stock granted under the plan. The exercise price, term and other conditions applicable to each stock option granted under the 2010 Plan are determined by the Compensation Committee of the Board of Directors. The exercise price of stock options is set on the grant date and may not be less than the fair market value per share of the Company’s common stock on that date (as measured by the closing price of the Company’s common stock on the Nasdaq Capital Market on such date). The 2010 Plan options generally become exercisable over a four year period (vesting 25% after one year, the remaining 75% vesting quarterly thereafter) and expire after ten years. During the nine months ended July 31, 2013, the Company issued incentive stock options to employees that vested over two years with 25% vesting in six months and 75% vesting over the remaining vesting term. Certain executives received stock options which vested over two years with a specified vesting schedule over the two year term. Stock option exercises are fulfilled with newly-issued shares of common stock.

The Company realized stock-based compensation expense for all awards issued under the Company’s stock plans in the following line items in the consolidated statements of operations:

	Nine months ended July 31,
	2012	2013
Cost of revenue	$24	$18
Sales and marketing	403	245
Research and development	454	258
General and administrative	399	327
Total stock-based compensation	$1,280	$848

During the fourth quarter of the fiscal year ended October 31, 2011, management elected to receive 67% of the management bonus for the fiscal year ended October 31, 2011 with shares of the Company’s stock. Accordingly, 83,959 shares of common stock were granted in January 2012 valued at approximately $433,000. During the year ended October 31, 2012 stock-based compensation expense of approximately $465,000 was accrued for 67% of the total estimated management bonus for the fiscal year ended October 31, 2012. Accordingly, 146,555 shares of common stock were granted in December 2012 to satisfy this liability.

As of May 8, 2013 Robert C. Sims, the former President and Chief Executive Officer ceased to be an employee of the Company. In accordance with his employment agreement as of the date of change in status of employment all his unvested options immediately vested and became exercisable. As a result, the Company recorded approximately $96,000 of additional compensation expense for the three-month period ended July 31, 2013 which represented compensation expense related to 89,800 unvested options that vested and became exercisable. The options remain exercisable for a term of 12 months.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. Expected volatility is based on historical volatility of the Company’s stock. The expected term represents an estimate of the time options are expected to remain outstanding. The Company’s options that are exercised are restricted for one year from the date of exercise, therefore it does not believe the actual history of shares exercised is an accurate method of calculating expected term and uses the simplified method to derive an expected term. The risk-free rate for periods within the contractual life of the option is based on the U.S. treasury yield curve in effect at the time of grant. The variables used in the Black-Scholes calculation are listed below for the respective periods:

	Nine months ended July 31,
	2012	2013
Expected dividend yield	0%	0%
Expected volatility	69 - 71%	71 - 74%
Risk-free interest rate	0.7 - 1.0%	0.7 - 1.4%
Expected term (years)	6.1	3.5-10

The following table summarizes information about stock option activity for the nine months ended July 31, 2013 (unaudited)

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value ($M)
Outstanding at October 31, 2012	2,131,244	$3.80	6.20	$1.4
Granted	1,199,896	$2.14
Forfeited	(219,572)	$4.59
Exercised	(54,166)	$1.41
Outstanding and expected to vest at July 31, 2013	3,057,402	$3.13	6.98	$0.1
Exercisable at July 31, 2013	1,703,655	$3.71	5.11	$0.1

The weighted average fair value per option granted during the nine months ended July 31, 2012 and 2013 was $3.20 and $1.42 respectively. The total intrinsic value of options (which is the amount by which the stock price exceeded the exercise price of the options on the date of exercise) exercised during the nine months ended July 31, 2012 and 2013 was $187,407 and $32,707 respectively. During the nine months ended July 31, 2012 and 2013, the amount of cash received from the exercise of stock options was $120,000 and $59,000, respectively.

The Company granted 13,000 options to non-employees during the nine months ended July 31, 2012 with a fair value of which was approximately $37,000, and granted 83,883 options to non-employees during the nine months ended July 31, 2013, the fair value of which was approximately $120,000.

At July 31, 2013, there was approximately $1,603,000, of total unrecognized compensation cost related to non-vested stock option awards which is expected to be recognized over a weighted-average period of 1.04 years. There were 268,977 and 405,127 options that became vested during the nine months ended July 31, 2012 and 2013, respectively, with the total fair value of these awards of approximately $488,000 and $896,000 respectively.

The following table shows information about outstanding stock options at July 31, 2013:

			Options Outstanding			Options Exercisable
				Weighted			Weighted
				Average	Weighted		Average
Range of			Shares	Remaining	Average		Exercise
Exercise Prices			Outstanding	Contractual Term	Exercise Price	Shares	Price
$-	-	$1.48	116,320	5.95	$0.74	114,599	$0.74
$1.56	-	$1.56	412,396	7.03	$1.56	350,757	$1.56
$1.58	-	$2.04	145,222	5.26	$1.80	131,805	$1.79
$2.10	-	$2.10	1,060,878	9.79	$2.10	-	$-
$2.22	-	$3.83	311,217	5.16	$3.19	258,699	$3.29
$3.84	-	$4.75	558,273	5.86	$4.59	458,775	$4.57
$4.76	-	$5.92	313,303	5.09	$5.08	249,227	$5.14
$5.96	-	$7.48	67,592	1.30	$6.99	67,592	$6.99
$9.72	-	$9.72	31,251	0.17	$9.72	31,251	$9.72
$10.64	-	$10.64	40,950	0.52	$10.64	40,950	$10.64
$-	-	$10.64	3,057,402	6.98	$3.13	1,703,655	$3.71

12. STOCK OPTIONS AND STOCK-BASED COMPENSATION

The Company has a stock-based compensation plan available to grant incentive stock options, non-qualified stock options and restricted stock to employees and non-employee members of the Board of Directors and advisors.

The Company’s 1999 Stock Option/Stock Issuance Plan (the “1999 Plan”) was succeeded by the 2010 Stock Incentive Plan (the “2010 Plan”).  As of October 31, 2012, options to purchase 1,030,314 shares of common stock were outstanding, and no further grants can be made under the 1999 Plan.

The 2010 Plan was approved by the board of directors on May 26, 2010 and became effective on August 13, 2010, upon approval by shareholders.  A maximum of 3,000,000 shares of Crossroads common stock may be awarded, plus the automatic increase as detailed below. The total number of shares that will be reserved, and that may be issued, under the 2010 Plan will automatically increase on the first trading day of each calendar year, by a number of shares equal to four percent (4%) of the total outstanding shares on the last day of the prior calendar year, subject to a maximum annual increase of 250,000.   No further awards may be granted under the plan after ten years from the date of adoption of the plan. The plan will remain in effect until all options granted under the plan have been exercised, forfeited, assumed, substituted, satisfied or expired and all restricted stock awards granted under the plan have vested or been forfeited. As of October 31, 2012, options to purchase 1,216,221 shares of common stock were granted from the 2010 Plan, of which 1,100,930 were outstanding as of October 31, 2012. During the year ended October 31, 2012, common stock share grants of 83,959 were granted from the 2010 Plan.

As of October 31, 2012, options to purchase an aggregate of 2,131,244 shares of common stock were outstanding under the 1999 Plan and the 2010 Plan, of which 1,512,458 were vested. Under the 2010 Plan, 1,780,603 shares of common stock were available for future grants as of October 31, 2012.  The shares of common stock reserved for future grant are reduced by 34,508 options previously exercised under the 2010 Plan, and 83,959 shares of stock granted under the plan.  The exercise price, term and other conditions applicable to each stock option granted under the 2010 Plan are determined by the Compensation Committee of the Board of Directors. The exercise price of stock options is set on the grant date and may not be less than the fair market value per share of the Company’s stock on that date (at market close). The 2010 Plan options generally become exercisable over a four year period (vesting 25% after one year, the remaining 75% vesting quarterly thereafter) and expire after ten years.  Stock option exercises are fulfilled with new shares of common stock.

The Company realized stock-based compensation expense for all awards issued under the Company’s stock plans in the following line items in the consolidated statements of operations:

	Years ended October 31,
	2011	2012

Cost of revenue	$23	$29
Sales and marketing	212	511
Research and development	302	608
General and administrative	340	532
Total stock-based compensation	$877	$1,680

During the fourth quarter of the fiscal year ended October 31, 2011, management made the decision to pay 67% of the management bonus for the fiscal year ended October 31, 2011 with shares of the Company’s stock. Accordingly, 83,959 shares of common stock were granted in January 2012 valued at approximately $433,000. During the year ended October 31, 2012 share based compensation expense of approximately $465,000 was accrued for 67% of the total estimated management bonus for the fiscal year ended October 31, 2012. Accordingly, 146,555 shares of common stock were granted in December 2012 to satisfy this liability.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. Expected volatility is based on historical volatility of the Company’s stock. The expected term represents an estimate of the time options are expected to remain outstanding. The Company’s options that are exercised are restricted for one year from the date of exercise, therefore it does not believe the actual history of shares exercised is an accurate method of calculating the expected term and uses the simplified method to derive an expected term. The risk-free rate for periods within the contractual life of the option is based on the U.S. treasury yield curve in effect at the time of grant. The variables used in the Black-Scholes calculation are listed below for the respective periods:

	Years ended October 31,
	2011	2012

Expected dividend yield	0%	0%
Expected volatility	69 - 70%	69 - 71%
Risk-free interest rate	0.9 - 2.3%	0.7 - 1.0%
Expected term (years)	6.1	6.1

The following table summarizes information about stock option activity for the years ended October 31, 2011 and 2012:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value ($M)

Outstanding at October 31, 2010	1,882,798	$3.75	6.60	$3.4
Granted	533,388	$4.74
Forfeited	(142,068)	$5.98
Exercised	(57,645)	$1.64

Outstanding at October 31, 2011	2,216,473	$3.90	6.63	$3.5
Granted	170,154	$4.54
Forfeited	(183,857)	$6.43
Exercised	(71,526)	$2.09

Outstanding and expected to vest at October 31, 2012	2,131,244	$3.80	6.20	$1.4
Exercisable at October 31, 2012	1,512,458	$3.79	5.19	$1.1

The weighted average fair value per option granted during the years ended October 31, 2011 and 2012 was $3.74 and $2.99 respectively. The total intrinsic value of options (which is the amount by which the stock price exceeded the exercise price of the options on the date of exercise) exercised during the years ended October 31, 2011 and 2012 was $192,000 and $211,000, respectively. During the years ended October 31, 2011 and 2012, the amount of cash received from the exercise of stock options was $94,000 and $150,000, respectively.

The Company did not grant any options to non-employees during the year ended October 31, 2011 and granted 13,000 options to non-employees during the year ended October 31, 2012, the fair value of which was approximately $37,000.

At October 31, 2012, there was approximately $1,026,000 of total unrecognized compensation cost related to non-vested stock option awards which is expected to be recognized over a weighted-average period of 1.44 years. There were 323,033 and 538,513 options that became vested during the years ended October 31, 2011 and 2012, respectively, with the total fair value of these awards of approximately $476,000 and $975,000, respectively.

The following table shows information about outstanding stock options at October 31, 2012:

			Options Outstanding			Options Exercisable
				Weighted
				Average	Weighted		Weighted
Range of			Shares	Remaining	Average		Average
Exercise Prices			Outstanding	Contractual Term	Exercise Price	Shares	Exercise Price
$0.64	-	$1.55	135,801	6.70	$0.74	107,679	$0.75
$1.56	-	$1.75	444,227	7.82	$1.56	302,873	$1.56
$1.76	-	$3.51	222,626	5.10	$2.37	210,696	$2.33
$3.52	-	$4.39	220,762	6.07	$3.71	152,240	$3.60
$4.40	-	$4.59	283,769	3.95	$4.51	268,266	$4.51
$4.60	-	$4.74	264,375	8.92	$4.75	67,500	$4.75
$4.75	-	$5.07	242,946	7.87	$4.86	130,323	$4.90
$5.08	-	$7.47	240,537	3.62	$6.03	196,680	$6.06
$7.48	-	$10.64	76,201	1.12	$10.26	76,201	$10.26

$0.64	-	$10.64	2,131,244	6.20	$3.80	1,512,458	$3.79

INCOME TAXES	12 Months Ended
Oct. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

13. INCOME TAXES

There was no recorded income tax benefit related to the losses of fiscal years 2011 or 2012 due to the uncertainty of the Company generating taxable income to utilize its net operating loss carryforwards. The provision for income taxes due to continuing operations differs from the amount computed by applying the federal statutory rate of 35% to the loss before income taxes as follows (in thousands):

	Years Ended October 31,
	2011	2012
Federal tax benefit at statutory rate	$(2,623)	$(3,744)
State income tax, net of federal tax benefit	(86)	(125)
Effect of foreign operations	(5)	(32)
Research and experimentation credit	(645)	(322)
Stock based compensation	293	336
Permanent differences and other	8	11
Change in valuation allowance	3,058	3,876
Tax benefit	$-	$-

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred taxes at October 31, 2011 and 2012 are as follows (in thousands):

	Years Ended October 31,
	2011	2012
Deferred Tax Assets:
Net operating losses	$38,935	$42,574
Research and experimentation credits	4,641	4,964
Inventory and other reserves	2,785	3,029
Basis of property and equipment	95	114
Deferred stock compensation	951	602
Deferred tax asset	47,407	51,283

Deferred Tax Liabilities:
Basis of property and equipment	-	-
Deferred tax liabilities	-	-

Valuation allowance	(47,407)	(51,283)
Net deferred tax asset	$-	$-

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. At the end of the fiscal years ended October 31, 2011 and 2012, a full valuation allowance has been provided due to uncertainties regarding the future realization of the net deferred tax assets.

The Company had federal net operating loss carryforwards available to reduce future taxable income of approximately $104.0 million and $114.1 million for the fiscal years ended October 31, 2011 and 2012, respectively. The Company had federal research and experimentation credits available to reduce future tax of approximately $4.6 million and $5.0 million for the fiscal years ended October 31, 2011, and 2012, respectively. The valuation allowance increased by approximately $3.1 million and $3.9 million during the fiscal years ended October 31, 2011, and 2012, respectively, primarily as a result in the changes in the net operating losses. A portion of the valuation allowance relates to tax benefits for stock option deductions included in the net operating loss carryforward which, when realized, will be allocated directly to contributed capital to the extent the benefits exceed amounts attributable to deferred stock compensation expense. The Company also had foreign net operating loss carryforwards available to reduce future foreign income of approximately $4.2 million and $4.1 million for fiscal years ended October 31, 2011 and 2012, respectively.

The federal net operating loss carryforwards and research and experimentation credit carryforwards expire from 2012 to 2031, if not utilized prior to that time. Utilization of the federal net operating losses and tax credits may be subject to substantial annual limitation due to the “change in ownership” provisions of the Internal Revenue Code of 1986. Any annual limitation may result in the expiration of net operating losses and research and experimentation credits before utilization.

The Company does not foresee any recognition of any unrecognized tax benefits during the next twelve months. The major jurisdictions in which the Company files income tax returns include the U.S. and Germany. The Company’s income tax returns are not currently under examination by the Internal Revenue Service or other tax authorities. As of October 31, 2012, the earliest year that the Company was subject to examination in these jurisdictions was 2008. The Company recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense, if any.

EMPLOYEE BENEFITS	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
10.	EMPLOYEE BENEFITS

In 1996, the Company established the Crossroads Systems, Inc. 401(k) Savings Plan (the “Savings Plan”), which is a qualified plan under section 401(k) of the Internal Revenue Code. All employees who have attained 18 years of age are eligible to enroll in the Savings Plan. The Company may make matching contributions to those employees participating in the Savings Plan based upon Company productivity and profitability. Company contributions vest over a period of six years. In October 2000, the Company adopted a new 401(k) Savings Plan that meets all of the criteria set forth above in the Savings Plan. The Company made matching contributions totaling $209,000 and $215,000 during the nine months ended July 31, 2012 and 2013, respectively.

14.	EMPLOYEE BENEFITS

In 1996, the Company established the Crossroads Systems, Inc. 401(k) Savings Plan (the “Savings Plan”), which is a qualified plan under section 401(k) of the Internal Revenue Code. All employees who have attained 18 years of age are eligible to enroll in the Savings Plan. The Company may make matching contributions to those employees participating in the Savings Plan based upon Company productivity and profitability. Company contributions vest over a period of six years. In October 2000, the Company adopted a new 401(k) Savings Plan that meets all of the criteria set forth above in the Savings Plan. The Company made matching contributions $189,000 and $281,000 during the years ended October 31, 2011 and 2012, respectively.

RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
11.	RELATED PARTY TRANSACTIONS

During the nine months ended July 31, 2012 and 2013, the Company recognized $0.4 and $0.7 million, respectively, of revenue from IRM, one of the Company’s stockholders (refer to Note 8). During the nine months ended July 31, 2012 and 2013 the Company recognized costs of revenue of $0.4 and $0.8 million, respectively, relating to IRM. As of July 31, 2012 and 2013, the Company had no accounts receivable balances due from IRM.

15. RELATED PARTY TRANSACTIONS

During the years ended October 31, 2012 and 2011, the Company recognized $902,000 and $0, respectively, of revenue from IRM, one of the Company’s stockholders (refer to Note 11).  During the years ended October 31, 2012 and 2011 the Company recognized costs of revenue of $875,000 and $0, respectively, relating to IRM. As of October 31, 2012 and 2011, the Company had an accounts receivable balance of $186,000 and $0, respectively, due from IRM.

SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
11.	SUBSEQUENT EVENT

The Company filed a lawsuit on September 11, 2013 against Dot Hill Systems Corp. (“Dot Hill”) alleging patent infringement and breach of the Amended Settlement and License Agreement dated June 27, 2006 between Crossroads and Dot Hill.

16. SUBSEQUENT EVENT

The Company filed a lawsuit in November 2012 against Addonics, Inc. in a lawsuit Crossroads Systems, Inc. v. Addonics Technologies, Inc.; Civil Action No. 1:12-CV-1090-SS  (W.D. Tex – Austin Division) alleging infringement by the defendants of U.S. Patent Nos. 6,425,035 and 7,934,041.    The defendant has been served with the complaint and is required to answer the complaint on or before February 8, 2013.

On January 24, 2013 the Company amended and restated its loan and security agreement.  The Company’s Line of Credit and the Company’s Term Loan, referred to in Note 9, were combined under one agreement.  Under the agreement, during any time during which the Company’s net cash is greater than $2 million, referred to as a “Streamline Period,” the bank will make advances, under the line of credit, not exceeding the lesser of $4 million or the amount available under the borrowing base minus the outstanding principal balance of any advances.  Outstanding advances accrue interest during any Streamline Period at a per annum rate equal to the prime rate determined under the agreement plus 0.25%, and during any Non-Streamline Period, a per annum rate equal to the prime rate plus 2.95%.  In addition, financed receivables under the agreement are subject to additional finance charges equal to the applicable rate of interest for each day it is outstanding multiplied by the outstanding gross face amount of the financed receivable.  The agreement will terminate and all obligations with respect to advances outstanding under the agreement will be due and payable in full on December 26, 2013.

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Oct. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]

 SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS
(in thousands)

	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions	Balance at End of Period
Year ended October 31, 2011
Deducted from asset accounts:
Allowance for doubtful accounts	$19	$61	$(9)	$71
Year ended October 31, 2012
Deducted from asset accounts:
Allowance for doubtful accounts	$71	$31	$-	$102

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation and Presentation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has accumulated significant losses as it has been developing its current and next generation products. The Company believes that cash flow from operations, customer reimbursed expenses, proceeds from debt, and the sale of preferred and common stock will be sufficient to fund the anticipated operations for the remainder of fiscal 2013. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern for a reasonable period of time.

Principles of Consolidation and presentation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has accumulated significant losses as it has been developing its current and next generation products. The Company believes that cash flow from operations, customer reimbursed expenses, proceeds from the sale of common stock, and funds available under credit agreements will be sufficient to fund the anticipated operations for fiscal 2013.  These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern for a reasonable period of time.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements.

Use of Estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates, and such differences may be material to the consolidated financial statements.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

Cash and cash equivalents consist of cash on deposit and highly liquid investments with original maturities of 90 days or less at date of purchase. While the Company’s cash and cash equivalents are on deposit with high quality FDIC and Association of German Banks insured financial institutions, at times such deposits exceed insured limits. The Company has not experienced any losses in such accounts.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on deposit and highly liquid investments with original maturities of 90 days or less at date of purchase. While the Company’s cash and cash equivalents are on deposit with high quality FDIC and Association of German Banks insured financial institutions, at times such deposits exceed insured limits. As of October 31, 2012, total uninsured deposits were $5.7 million. The Company has not experienced any losses in such accounts.

Short-Term Investments Policy [Policy Text Block]
Short-term Investments

Short-term investments consist of primarily corporate and government agency debt securities. The maturity dates of these debt securities is greater than three months, but do not exceed one year from the date of purchase. The Company classifies its investments in debt securities held-to-maturity securities and carries them at amortized cost, which approximates fair value due to the short period of time to maturity.

Allowance For Doubtful Accounts Receivable Policy [Policy Text Block]
Allowance for Doubtful Accounts

The allowance for doubtful accounts is based on the Company’s assessment of the collectability of customer accounts. The Company evaluates the adequacy of its allowance on a regular basis by considering factors such as historical experience, credit quality, age of the accounts receivable balances, and current economic conditions that may affect a customer’s ability to pay. The Company makes adjustments to the allowance balance if the evaluation of allowance requirements differs from the actual aggregate reserve. This evaluation is inherently subjective and estimates may be revised as more information becomes available.

Allowance for Doubtful Accounts

The allowance for doubtful accounts is based on the Company’s assessment of the collectability of customer accounts. The Company evaluates the adequacy of its allowance on a regular basis by considering factors such as historical experience, credit quality, age of the accounts receivable balances, and current economic conditions that may affect a customer’s ability to pay. The Company makes adjustments to the allowance balance if the evaluation of allowance requirements differs from the actual aggregate reserve. This evaluation is inherently subjective and estimates may be revised as more information becomes available.

Inventory, Policy [Policy Text Block]
Inventory

Inventory is stated at the lower of cost or market. Cost is determined using standard cost, which approximates the first-in, first-out method. Adjustments to reduce the carrying value of inventories to their net realizable value are made for estimated excess, obsolete or impaired balances. These adjustments are measured as the excess of the cost of the inventory over its market value based upon assumptions about future demand and charged to cost of revenue. At the point of the loss recognition, a new, lower cost basis for that inventory is established, and subsequent changes in facts and circumstances do not result in the restoration of the original cost basis or increases in the newly established cost basis.

Inventory

Inventory is stated at the lower of cost or market. Cost is determined using standard cost, which approximates the first-in, first-out method. Adjustments to reduce the carrying value of inventories to their net realizable value are made for estimated excess, obsolete or impaired balances. These adjustments are measured as the excess of the cost of the inventory over its market value based upon assumptions about future demand and charged to cost of revenue. At the point of the loss recognition, a new, lower cost basis for that inventory is established, and subsequent changes in facts and circumstances do not result in the restoration of the original cost basis or increases in the newly established cost basis.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Property and equipment are stated at historical cost, net of accumulated depreciation. Depreciation is recognized using the straight-line method over the estimated useful lives of the respective assets (Note 4). Expenditures for repairs and maintenance are charged to expense when incurred; major replacements and betterments are capitalized at cost. Leasehold improvements are amortized on a straight-line basis over the shorter of the estimated useful life of the related asset or the remaining life of the lease. Upon retirement or disposition of property and equipment, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in operations.

Property and Equipment

Property and equipment are stated at historical cost, net of accumulated depreciation. Depreciation is recognized using the straight-line method over the estimated useful lives of the respective assets (Note 5). Expenditures for repairs and maintenance are charged to expense when incurred; major replacements and betterments are capitalized at cost. Leasehold improvements are amortized on a straight-line basis over the shorter of the estimated useful life of the related asset or the remaining life of the lease. Upon retirement or disposition of property and equipment, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in operations.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Intangible Assets

Intangible assets are originally recorded at their fair values at the date of acquisition. Indefinite-lived intangible assets are not amortized, but are tested annually for impairment, or more frequently if impairment indicators occur. Definite-lived intangibles are amortized over their estimated useful lives and are evaluated for impairment annually, or more frequently if impairment indicators are present, using a process similar to that used to test other long-lived assets for impairment.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-lived Assets

The Company reviews long-lived tangible and intangible assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of these assets is measured by comparison of its carrying amount to future undiscounted cash flows the assets are expected to generate. The Company considers historical performance and future estimated results in its evaluation of impairment.

The Company measures the amount of impairment by comparing the carrying amount of the asset to its fair value, generally measured by discounting expected future cash flows at the rate it utilizes to evaluate potential investments. Because the Company operates as a single reporting unit, the Company is considered as a whole when evaluating long-lived assets for impairment.

The impairment test for intangible assets requires management to make judgments in connection with identifying reporting units, assigning assets and liabilities to reporting units and determining fair value of each reporting unit. Significant judgments required to estimate the fair value of reporting units include projecting future cash flows, determining appropriate discount rates and other assumptions. The projections are based on historical performance and future estimated results.

Impairment of Long-lived Assets

The Company reviews long-lived tangible and intangible assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of these assets is measured by comparison of its carrying amount to future undiscounted cash flows the assets are expected to generate. The Company considers historical performance and future estimated results in its evaluation of impairment.

The Company measures the amount of impairment by comparing the carrying amount of the asset to its fair value, generally measured by discounting expected future cash flows at the rate it utilizes to evaluate potential investments. Because the Company operates as a single reporting unit, the Company is considered as a whole when evaluating long-lived assets for impairment.

The impairment test for intangible assets requires management to make judgments in connection with identifying reporting units, assigning assets and liabilities to reporting units and determining fair value of each reporting unit. Significant judgments required to estimate the fair value of reporting units include projecting future cash flows, determining appropriate discount rates and other assumptions. The projections are based on historical performance and future estimated results.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

Revenue consists of sales of hardware, software and services, as well as royalties the Company earns for products and the license of certain intellectual property as detailed below. Revenue is recognized when it is realizable and earned. Revenue is considered realizable and earned when: persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; the price to the buyer is fixed or determinable; and when collectability is reasonably assured.

Product Revenue

Product revenue includes software licenses delivered via license key and software solutions delivered via a hardware appliance. Product sales include a perpetual license to the Company’s software that is essential to the functionality of the hardware. Revenue for products sold to distributors, value added resellers (“VARs”), original equipment manufacturers (“OEMs”) and end users is generally recognized upon shipment. When significant post-delivery obligations exist, the related revenue is deferred until such obligations are fulfilled. If there are customer acceptance criteria in the contract, the Company recognizes revenue upon end user acceptance, which typically occurs after delivery and installation are completed.

The Company licenses certain software to OEM customers under licensing agreements that allow those customers to embed this software into specific products they offer. Licensees pay a fee based on the amount of sales of their products that incorporate the licensed software. On a periodic and timely basis, the licensees provide reports listing sales to end users for which a license fee is owed to the Company. This report is cross-referenced to the license keys electronically delivered by the Company. As the license keys substantiate delivery, and the customer reports substantiate acceptance, the Company recognizes revenue based on the information in these reports.

Shipping charges billed to customers are included in product revenue and the related shipping costs are included in cost of product revenue.

In the period revenue is recognized, allowances are provided for future product returns. These allowances are based on programs in existence at the time revenue is recognized and historical product return rates. Since the Company has historically been able to reliably estimate the amount of returns, revenue is recognized, net of allowances for future returns, upon shipment to customers.

Out-of-warranty repairs are included in product revenue and recognized upon completion of the repair. On occasion, installation and professional services may also be delivered with the product as part of a bundled solution. Revenue related to installation and professional services is recognized upon completion.

IP License, Royalty and Other Revenue

IP license, royalty and other revenue consists of revenue from the licensing of intellectual property (“IP”), royalty payments from Hewlett Packard (“HP”), and sales of post-contract support (“PCS”) service.

IP License Revenue

The Company licenses patented technology to customers under licensing agreements that allow those customers to utilize the technology in specific products they offer. The timing and amount of revenue recognized from IP license agreements depends upon a variety of factors, including the specific terms of each agreement and the nature of the deliverables and obligations. Such agreements are reviewed for multiple elements. Multiple elements can include amounts related to initial non-refundable license fees for the use of the Company’s patents in the customer’s past shipments, patent licensing royalties on covered products sold going forward, cross-licensing terms between the Company and other parties, and settlement of patent litigation. Through July 31, 2013, no amounts have been allocated to the cross-licensing or the settlement of patent litigation elements.

Under these IP license agreements, one or a combination of the following forms of payment is received as consideration for permitting customers to use the Company’s patents in their applications and products:

Consideration for Past Sales: Consideration related to a customer’s product sales from prior periods results from a negotiated agreement with a customer that utilized the Company’s patented technologies prior to signing an IP license agreement with the Company. The Company negotiates an amount with the customer based on a report provided by the customer detailing their past shipments utilizing the Company’s patented technology. The Company may use publicly filed financial statements, research reports and other sources to determine the reasonableness of this shipment report. To determine the amount of consideration owed to the Company, the amount of past shipments is then multiplied by a standard royalty rate historically received by the Company in similar arrangements. The consideration is recorded as revenue when a signed agreement has been obtained, a determinable price has been identified based on past shipments, and payment is determined to be collectable and reasonably assured.

Recurring Royalty Payments: These are royalty payments covering a customer’s obligations to pay royalties relating to its sales of covered products shipped in the current reporting period. The rate used for recurring royalty payments is the same as that used to determine the consideration for past shipments. Customers that owe the Company recurring royalty payments are obligated to provide quarterly royalty reports that summarize their sales of covered products and their related royalty obligations. These royalty reports are typically received subsequent to the period in which the customers’ underlying sales occurred. Upon initially signing an agreement, the Company recognizes revenue during the period in which the royalty report and payment are received. Once history has been established with a customer, the Company estimates revenue based on prior quarterly royalty reports received. When the actual results are received, the recorded revenue is adjusted to actual results, if necessary. To date, such adjustments have not been material.

Royalty Revenue

Royalty revenue consists of revenue from royalty payments from HP for product and PCS services. Revenue from royalty payments from HP is recognized when earned or when amounts can be reasonably estimated based on monthly product shipping reports received from HP.

Other Revenue

Other revenue consists of revenue from the sales of PCS services to customers other than HP. Most product sales include PCS services which consist of software updates and customer support. Software updates provide customers access to maintenance releases and patches released during the term of the support period. Support includes telephone and internet access to technical support personnel and hardware support. For PCS services, revenue equal to the separately stated price of these service contracts is initially deferred and recognized as revenue ratably over the contract period.

Multiple Element Arrangements

When elements such as hardware, software and PCS service are contained in a single arrangement, or in related arrangements with the same customer, the Company allocates revenue to each element in an arrangement based on relative selling price using a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence (“VSOE”), if available. Third party evidence (“TPE”) is used only if VSOE is not available, and the Company’s best estimate of selling price (“ESP”) is used if neither VSOE nor TPE is available. The maximum revenue recognized on a delivered element is limited to the amount that is not contingent upon the delivery of additional items.

For established products, the Company uses VSOE. For new products, installation and professional services for which the Company is unable to establish selling price using VSOE or TPE, the Company uses ESP. The objective of ESP is to determine the price at which the Company would transact a sale if these items were sold on a standalone basis. In determining ESP, the Company uses the cost to provide the new product, installation or professional service plus a margin. When using cost plus a margin, the Company considers the total cost of the item to establish a VAR or OEM price. The Company also considers the historical margins for established products and other factors, including any changes to pricing methodologies, competitiveness of new products, installation and professional services, pricing pressures due to entering a new market, and cost drivers that could cause future margins to differ from historical margins.

The Company determines VSOE for established products and PCS service based on the price charged to customers when sold separately. PCS service revenue is recognized under a proportional performance method, ratably over the life of the contract.

Revenue Recognition

Revenue consists of sales of hardware, software and services, as well as royalties the Company earns for products and the license of certain intellectual property as detailed below. Revenue is recognized when it is realizable and earned. Revenue is considered realizable and earned when: persuasive evidence of an arrangement exists; delivery has occurred or services have been rendered; the price to the buyer is fixed or determinable; and when collectability is reasonably assured.

Product Revenue

Product revenue includes software licenses delivered via license key and software solutions delivered via a hardware appliance. Product sales include a perpetual license to the Company’s software that is essential to the functionality of the hardware. Revenue for products sold to distributors, value added resellers (“VARs”), original equipment manufacturers (“OEMs”) and end users is generally recognized upon shipment. When significant post-delivery obligations exist, the related revenue is deferred until such obligations are fulfilled. If there are customer acceptance criteria in the contract, the Company recognizes revenue upon end user acceptance, which typically occurs after delivery and installation are completed.

The Company licenses certain software to OEM customers under licensing agreements that allow those customers to embed this software into specific products they offer. Licensees pay a fee based on the amount of sales of their products that incorporate the licensed software. On a periodic and timely basis, the licensees provide reports listing sales to end users for which a license fee is owed to the Company. This report is cross-referenced to the license keys electronically delivered by the Company. As the license keys substantiate delivery, and the customer reports substantiate acceptance, the Company recognizes revenue based on the information in these reports.

Shipping charges billed to customers are included in product revenue and the related shipping costs are included in cost of product revenue.

In the period revenue is recognized, allowances are provided for future product returns. These allowances are based on programs in existence at the time revenue is recognized and historical product return rates. Since the Company has historically been able to reliably estimate the amount of returns, revenue is recognized, net of allowances for future returns, upon shipment to customers.

Out-of-warranty repairs are included in product revenue and recognized upon completion of the repair. On occasion, installation and professional services may also be delivered with the product as part of a bundled solution. Revenue related to installation and professional services is recognized upon completion.

IP License, Royalty and Other Revenue

IP license, royalty and other revenue consists of revenue from the licensing of intellectual property (“IP”), royalty payments from Hewlett Packard (“HP”), and sales of post-contract support (“PCS”) service.

IP License Revenue

The Company licenses patented technology to customers under licensing agreements that allow those customers to utilize the technology in specific products they offer. The timing and amount of revenue recognized from IP license agreements depends upon a variety of factors, including the specific terms of each agreement and the nature of the deliverables and obligations. Such agreements are reviewed for multiple elements. Multiple elements can include amounts related to initial non-refundable license fees for the use of the Company’s patents in the customer’s past shipments, patent licensing royalties on covered products sold going forward, cross-licensing terms between the Company and other parties, and settlement of patent litigation. Through October 31, 2012, no amounts have been allocated to the cross-licensing or the settlement of patent litigation elements.

Revenue is only recognized after all of the following criteria are met: (1) written agreements have been executed; (2) delivery of technology or intellectual property rights has occurred; (3) fees are fixed or determinable; and (4) collectability of fees is reasonably assured.

Under these IP license agreements, one or a combination of the following forms of payment is received as consideration for permitting customers to use the Company’s patents in their applications and products:

Consideration for Past Sales:  Consideration related to a customer’s product sales from prior periods results from a negotiated agreement with a customer that utilized the Company’s patented technologies prior to signing an IP license agreement with the Company. The Company negotiates an amount with the customer based on a report provided by the customer detailing their past shipments utilizing the Company’s patented technology. The Company may use publicly filed financial statements, research reports and other sources to determine the reasonableness of this shipment report. To determine the amount of consideration owed to the Company, the amount of past shipments is then multiplied by a standard royalty rate historically received by the Company in similar arrangements. The consideration is recorded as revenue when a signed agreement has been obtained, a determinable price has been identified based on past shipments, and payment is determined to be collectable and reasonably assured.

Recurring Royalty Payments:  These are royalty payments covering a customer’s obligations to pay royalties relating to its sales of covered products shipped in the current reporting period. The rate used for recurring royalty payments is the same as that used to determine the consideration for past shipments. Customers that owe the Company recurring royalty payments are obligated to provide quarterly royalty reports that summarize their sales of covered products and their related royalty obligations. These royalty reports are typically received subsequent to the period in which the customers’ underlying sales occurred. Upon initially signing an agreement, the Company recognizes revenue during the period in which the royalty report and payment are received. Once history has been established with a customer, the Company estimates revenue based on prior quarterly royalty reports received. When the actual results are received, the recorded revenue is adjusted to actual results, if necessary. To date, such adjustments have not been material.

Royalty Revenue

Royalty revenue consists of revenue from royalty payments from HP for product and PCS services. Revenue from royalty payments from HP is recognized when earned or when amounts can be reasonably estimated based on monthly product shipping reports received from HP.

Other Revenue

Other revenue consists of revenue from the sales of PCS services to customers other than HP. Most product sales include PCS services which consist of software updates and customer support. Software updates provide customers access to maintenance releases and patches released during the term of the support period. Support includes telephone and internet access to technical support personnel and hardware support. For PCS services, revenue equal to the separately stated price of these service contracts is initially deferred and recognized as revenue ratably over the contract period.

Multiple Element Arrangements

When elements such as hardware, software and PCS service are contained in a single arrangement, or in related arrangements with the same customer, the Company allocates revenue to each element in an arrangement based on relative selling price using a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence (“VSOE”), if available. Third party evidence (“TPE”) is used only if VSOE is not available, and the Company’s best estimate of selling price (“ESP”) is used if neither VSOE nor TPE is available. The maximum revenue recognized on a delivered element is limited to the amount that is not contingent upon the delivery of additional items.

For established products, the Company uses VSOE. For new products, installation and professional services for which the Company is unable to establish selling price using VSOE or TPE, the Company uses ESP. The objective of ESP is to determine the price at which the Company would transact a sale if these items were sold on a standalone basis. In determining ESP, the Company uses the cost to provide the new product, installation or professional service plus a margin. When using cost plus a margin, the Company considers the total cost of the item to establish a VAR or OEM price. The Company also considers the historical margins for established products and other factors, including any changes to pricing methodologies, competitiveness of new products, installation and professional services, pricing pressures due to entering a new market, and cost drivers that could cause future margins to differ from historical margins.

The Company determines VSOE for established products and PCS service based on the price charged to customers when sold separately. PCS service revenue is recognized under a proportional performance method, ratably over the life of the contract.

For arrangements with multiple elements entered into prior to November 1, 2010, when elements such as hardware, software and PCS services are contained in a single arrangement, or in related arrangements with the same customer, the Company allocates revenue to the separate elements based on relative fair value, provided the fair value for all elements of the arrangement are known. If, in an arrangement, the undelivered elements have fair value, but the delivered element does not, the fair value of the undelivered elements is deferred and the residual revenue is allocated to the delivered elements. If fair value does not exist for undelivered elements, then revenue for the entire arrangement is deferred until all elements have been delivered.

Contracts To Modify Or Customize Products [Policy Text Block]
Contracts to Modify or Customize Products

During the nine months ended July 31, 2012 and 2013, the Company entered into contracts with certain customers to significantly modify or customize products. In accounting for such arrangements, the Company first looks to the guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 985-605, Software - Revenue Recognition (“ASC 985-605”), and then ASC Subtopic 605-25, Revenue Recognition – Multiple-Element Arrangements, to determine the appropriate accounting elements in the arrangement. The Company then considers the appropriate recognition model for each accounting element based on the nature of the element and applies the guidance in ASC Subtopic 605-35, Revenue Recognition – Construction-Type and Production-Type Contracts, ASC Subtopic 985-60, ASC Subtopic 605-15, Revenue Recognition – Products, or ASC Subtopic 605-20, Revenue Recognition – Services, as applicable. Amounts allocated to the modification/customization service element are evaluated for classification in the consolidated statement of operations as either revenue or reduction of research and development expense based on the following considerations: whether and in what circumstances the consideration received is refundable, ownership of the final product and intellectual property rights to develop the product, and exclusivity of the final product.

Contracts to Modify or Customize Products

During the year ended October 31, 2012, the Company entered into contracts with certain customers to significantly modify or customize products. In accounting for such arrangements, the Company first looks to the guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Subtopic 985-605, Software - Revenue Recognition (“ASC 985-605”), and then ASC Subtopic 605-25, Revenue Recognition – Multiple-Element Arrangements, to determine the appropriate accounting elements in the arrangement.  The Company then considers the appropriate recognition model for each accounting element based on the nature of the element and applies the guidance in ASC Subtopic 605-35, Revenue Recognition – Construction-Type and Production-Type Contracts, ASC Subtopic 985-60, ASC Subtopic 605-15, Revenue Recognition – Products, or ASC Subtopic 605-20, Revenue Recognition – Services, as applicable.  Amounts allocated to the modification/customization service element are evaluated for classification in the consolidated statement of operations as either revenue or reduction of research and development expense based on the following considerations: whether and in what circumstances the consideration received is refundable, ownership of the final product and intellectual property rights to develop the product, and exclusivity of the final product.  The Company recorded approximately $0 and $902,000 as revenue and approximately $0 and $482,000 as a reduction of research and development expense related to these contracts for the years ended October 31, 2011 and 2012, respectively.

Standard Product Warranty, Policy [Policy Text Block]
Warranty

Generally, the Company indemnifies, under pre-determined conditions and limitations, its customers for infringement of third-party intellectual property rights by its products or services. The Company seeks to limit its liability for such indemnity to an amount not to exceed the sales price of the products or services. The Company does not believe, based on information available, that it is probable that any material amounts will be paid under these guarantees.

The Company provides for the estimated cost to repair or replace products under warranty and technical support costs when the related product revenue is recognized. The Company warrants products for a period from 12 to 60 months following the sale of its products. A reserve for warranty costs is recorded based upon the historical level of warranty claims and management’s estimate of future costs.

Warranty

Generally, the Company indemnifies, under pre-determined conditions and limitations, its customers for infringement of third-party intellectual property rights by its products or services. The Company seeks to limit its liability for such indemnity to an amount not to exceed the sales price of the products or services. The Company does not believe, based on information available, that it is probable that any material amounts will be paid under these guarantees.

The Company provides for the estimated cost to repair or replace products under warranty and technical support costs when the related product revenue is recognized. The Company warrants products for a period from 12 to 39 months following the sale of its products. A reserve for warranty costs is recorded based upon the historical level of warranty claims and management’s estimate of future costs.

Income Tax, Policy [Policy Text Block]
Income Taxes

The Company accounts for income taxes in accordance with the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates that are expected to apply to taxable income in the periods in which the deferred tax asset or liability is expected to be realized or settled. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. The Company has provided a full valuation allowance against its deferred tax assets because the realization of the related tax benefits is not considered more likely than not.

The Company recognizes the tax benefit from an uncertain tax position only if it meets the “more likely than not” threshold that the position will be sustained upon examination by the taxing authority, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. The Company includes interest and penalties related to its uncertain tax positions as part of income tax expense within its consolidated statement of operations.

Income Taxes

The Company accounts for income taxes in accordance with the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates that are expected to apply to taxable income in the periods in which the deferred tax asset or liability is expected to be realized or settled. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. The Company has provided a full valuation allowance against its deferred tax assets because the realization of the related tax benefits is not considered more likely than not.

The Company recognizes the tax benefit from an uncertain tax position only if it meets the “more likely than not” threshold that the position will be sustained upon examination by the taxing authority, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. The Company includes interest and penalties related to its uncertain tax positions as part of income tax expense within its consolidated statement of operations (Note 13).

Research and Development Expense, Policy [Policy Text Block]
Research and Development Costs

Expenditures relating to the development of new products are expensed as incurred. These costs include expenditures for employee compensation, materials used in the development effort, other internal costs, as well as expenditures for third party professional services. Software development costs incurred after a product has reached marketability have not been material to date.

Research and Development Costs

Expenditures relating to the development of new products are expensed as incurred. These costs include expenditures for employee compensation, materials used in the development effort, other internal costs, as well as expenditures for third party professional services. Software development costs incurred after a product has reached marketability have not been material to date.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-based Compensation

Stock-based compensation expense is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite employee service period (generally the vesting period), net of estimated forfeitures. The Company estimates the fair value of stock-based payments using the Black-Scholes option-pricing model, which requires a number of assumptions to determine the model inputs. The estimation of stock-based awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from the Company’s current estimates, such amounts will be recorded as a cumulative adjustment in the period estimates are revised. The Company considers many factors when estimating expected forfeitures, including types of awards, employee class and historical experience. Additionally, the fair value of stock-based awards to non-employees are expensed over the period in which the related services are rendered. All stock-based awards are expected to be fulfilled with new shares of common stock.

Stock-based Compensation

Stock-based compensation expense is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite employee service period (generally the vesting period), net of estimated forfeitures. The Company estimates the fair value of stock-based payments using the Black-Scholes option-pricing model, which requires a number of assumptions to determine the model inputs. The estimation of stock-based awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from the Company’s current estimates, such amounts will be recorded as a cumulative adjustment in the period estimates are revised. The Company considers many factors when estimating expected forfeitures, including types of awards, employee class and historical experience. Additionally, the fair value of stock-based awards to non-employees are expensed over the period in which the related services are rendered. All stock-based awards are expected to be fulfilled with new shares of common stock.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation

The Company's wholly-owned subsidiary outside the United States (“U.S.”), Crossroads Europe, GmbH, has a functional currency other than the U.S. dollar. Accordingly, all balance sheet accounts of this subsidiary are translated into U.S. dollars using the current exchange rate in effect at the balance sheet date, and revenues and expenses are translated using the average exchange rate in effect during the period. The gains and losses from foreign currency translation of this subsidiary’s financial statements are recorded directly as a separate component of stockholders' equity and represent all of the balance under the caption "Accumulated other comprehensive loss."

Foreign Currency Translation

The Company's wholly-owned subsidiary outside the United States (“U.S.”), Crossroads Europe, GmbH, has a functional currency other than the U.S. dollar. Accordingly, all balance sheet accounts of this subsidiary are translated into U.S. dollars using the current exchange rate in effect at the balance sheet date, and revenues and expenses are translated using the average exchange rate in effect during the period. The gains and losses from foreign currency translation of this subsidiary’s financial statements are recorded directly as a separate component of stockholders' equity and represent all of the balance under the caption "Accumulated other comprehensive loss."

Net income recorded by Crossroads Europe, GmbH, and reported in consolidated operations during fiscal years 2011 and 2012, was $0.1 million and $0.1 million respectively. Assets of Crossroads Europe, GmbH account for approximately 2% and 3% of the consolidated net assets for fiscal years 2011 and 2012, respectively.

Earnings Per Share, Policy [Policy Text Block]
Computation of Net Loss Per Share

Basic loss per share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share is computed by giving effect to all dilutive potential common shares that were outstanding during the period. Basic earnings per share excludes the dilutive effect of common stock equivalents such as stock options and warrants, while earnings per share, assuming dilution, includes such dilutive effects. Future weighted-average shares outstanding calculations will be impacted by the following factors, among others: (i) the ongoing issuance of common stock associated with stock option and warrant exercises; (ii) any fluctuations in the Company’s stock price, which could cause changes in the number of common stock equivalents included in the earnings per share, assuming dilution computation; and (iii) the issuance of common stock to effect business combinations should the Company enter into such transactions.

The Company has excluded all outstanding common stock equivalents from the calculation of diluted net loss per share because all such common stock equivalents are antidilutive for all periods presented. The total number of common stock equivalents excluded from the calculations of diluted net loss per common share were 3,116,465 and 12,023,951 for the nine months ended July 31, 2012 and 2013, respectively. The dilutive common stock equivalents for the nine months ended July 31, 2013 include warrants to purchase 4,735,395 shares of common stock (Note 8), 4,231,154 preferred stock shares convertible into common stock (Note 8), and options to purchase 3,057,402 shares of common stock (Note 9).

Computation of Net Loss Per Share

Basic loss per share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding for the period. Diluted earnings per share is computed by giving effect to all dilutive potential common shares that were outstanding during the period. Basic earnings per share excludes the dilutive effect of common stock equivalents such as stock options and warrants, while earnings per share, assuming dilution, includes such dilutive effects. Future weighted-average shares outstanding calculations will be impacted by the following factors, among others: (i) the ongoing issuance of common stock associated with stock option and warrant exercises; (ii) any fluctuations in the Company’s stock price, which could cause changes in the number of common stock equivalents included in the earnings per share, assuming dilution computation; and (iii) the issuance of common stock to effect business combinations should the Company enter into such transactions.

The Company has excluded all outstanding common stock equivalents from the calculation of diluted net loss per share because all such common stock equivalents are antidilutive for all periods presented. The total number of common stock equivalents excluded from the calculations of diluted net loss per common share were 3,228,318 and 3,129,340 for the years ended October 31, 2011 and 2012, respectively. The dilutive common stock equivalents for the year ended October 31, 2012 include warrants to purchase 998,096 shares of common stock (Note 11).

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Issued Accounting Pronouncements

On March 4, 2013, the FASB issued ASU 2013-05, Foreign Currency Matters (Topic 830) Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity (“ASU 2013-05”). ASU 2013-05 updates accounting guidance related to the application of consolidation guidance and foreign currency matters. This guidance resolves the diversity in practice about what guidance applies to the release of the cumulative translation adjustment into net income. This guidance is effective for interim and annual periods beginning after December 15, 2013. The Company anticipates adopting ASU 2013-05 beginning November 1, 2014. The Company does not anticipate that these changes will have a material impact on its consolidated financial statements or disclosures.

Recently Issued Accounting Pronouncements

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820) Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 updated accounting guidance related to fair value measurements and disclosures that result in common fair value measurements and disclosures between GAAP and International Financial Reporting Standards. This guidance includes amendments that clarify the intent about the application of existing fair value measurements and disclosures or change a particular principle or requirement for fair value measurements or disclosures. This guidance is effective for interim and annual periods beginning after December 15, 2011. The Company adopted ASU 2011-04 beginning February 1, 2012. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements or disclosures.

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income (Topic 220) (“ASU 2011-05”). ASU 2011-05 modifies how comprehensive income is presented in an entity’s financial statements. The guidance issued requires an entity to present the components of net income and total net income, the components of other comprehensive income and total other comprehensive income, and the total comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements and eliminates the option to present the components of other comprehensive income as part of the statement of changes of stockholder’s equity. The revised financial statement presentation for comprehensive income will be effective for the Company for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company anticipates adopting ASU 2011-05 beginning November 1, 2012. The Company does not anticipate that these changes will have a material impact on its consolidated financial statements or disclosures.

The Company does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material impact on its consolidated financial statements or disclosures.

Advertising Costs, Policy [Policy Text Block]		Advertising Costs The Company expenses all advertising costs as incurred. Advertising costs for the years ended October 31, 2011 and 2012 were approximately $32,000 and $7,000, respectively.

FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Jul. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis [Table Text Block]

The Company hired an independent resource to value its derivative liability as follows:

Fair Value Table

(in thousands)	Balance at July 31, 2013	Quoted Prices in Active Markets for Identical Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Derivative Liability	$1,539	$-	$-	$1,539

	$1,539	$-	$-	$1,539

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

Level Three Roll forward
	Derivative Liability	Total

Balance October 31, 2012	$-	$-
Fair value of derivative liability reclassified from equity	2,310	2,310
Change in fair value	(771)	(771)
Balance July 31, 2013	$1,539	$1,539

INVENTORY (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]

Inventory, net consists of the following (in thousands):
	October 31,	July 31,
	2012	2013
		(Unaudited)

Raw materials	$322	$226
Finished goods	54	63
	$376	$289

Inventory, net consists of the following (in thousands):
	October 31,	October 31,
	2011	2012

Raw materials	$170	$322
Finished goods	18	54
	$188	$376

PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment, net consist of the following (in thousands, except number of years):

		October 31,	July 31,
		2012	2013
	Life (years)		(Unaudited)
Equipment	1-3	$18,960	$18,970
Furniture and fixtures	5	691	806
Leasehold improvements	5	568	573
		20,219	20,349
Less: Accumulated depreciation		(18,698)	(19,109)
		$1,521	$1,240

Property and equipment, net consist of the following (in thousands, except number of years):

		October 31,	October 31,
		2011	2012
	Life (years)
Equipment	1-3	$19,099	$18,960
Furniture and fixtures	5	687	691
Leasehold improvements	5	553	568
		20,339	20,219
Less: Accumulated depreciation		(19,019)	(18,698)
		$1,320	$1,521

ACCRUED EXPENSES AND DEFERRED REVENUE (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]

Accrued expenses consist of the following (in thousands):

	October 31,	July 31,
	2012	2013
		(Unaudited)

Payroll related	$1,871	$1,382
Professional services	620	$465
Customer deposits	12	-
Warranty reserve	11	26
Other	365	279
	$2,879	$2,152

Accrued expenses consist of the following (in thousands):

	October 31,	October 31,
	2011	2012

Payroll related	$1,475	$1,871
Professional services	271	620
Warranty reserve	22	11
Customer deposits	-	12
Other	388	365
	$2,156	$2,879

Schedule of Product Warranty Liability [Table Text Block]

Warranty reserve activity, included in accrued expenses, during the year ended October 31, 2012 and nine months ended July 31, 2013 was as follows (in thousands):

	Balance at	Charged to		Balance at
	Beginning	Costs and	Reserve	End of
	of Period	Expenses	Usage	Period

Year ended October 31, 2012
Warranty reserve	$22	$16	$(27)	$11

Nine months ended July 31, 2013
Warranty reserve (Unaudited)	$11	$19	$(4)	$26

Warranty reserve activity, included in accrued expenses, during the years ended October 31, 2011 and 2012 was as follows (in thousands):

	Balance at	Charged to		Balance at
	Beginning	Costs and	Reserve	End of
	of Period	Expenses	Usage	Period

Year ended October 31, 2011
Warranty reserve	$30	$9	$(17)	$22

Year ended October 31, 2012
Warranty reserve	$22	$16	$(27)	$11

Deferred Revenue, by Arrangement, Disclosure [Table Text Block]

Deferred revenue, current portion, consists of the following (in thousands):
	October 31,	July 31,
	2012	2013
		(Unaudited)

Product	$315	$288
Services	991	1,183
	$1,306	$1,471

Deferred revenue, current portion, consists of the following (in thousands):
	October 31,	October 31,
	2011	2012

Product	$558	$315
Services	451	991
	$1,009	$1,306

CREDIT AGREEMENT AND LONG TERM LIABILITIES (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Debt Disclosure [Abstract]
Schedule Of Debt Instrument Principal Balance [Table Text Block]
At the origination date, the $10 million principal balance of the notes payable to Fortress were recorded as follows: (in thousands)

Principal balance	$10,000
Loan fees to Fortress	(300)
Relative fair value of warrants issued and recorded in additional paid in capital	(1,375)
$8,325

Schedule Of Debt Instrument Carrying Amount [Table Text Block]

At July 31, 2013, the carrying amount of the notes payable to Fortress were recorded as follows: (in thousands)

Principal balance	$10,000
Unamortized debt discount	(1,663)
Net carrying value of Fortress notes	8,337
Less current portion of debt	(645)
Long term portion of debt	$7,692

Schedule of Long-term Debt Instruments [Table Text Block]

Current portion of long term debt and long term liabilities consists of the following (in thousands):

	October 31,	October 31,
	2011	2012

Current portion of long term debt:
Line of credit	$1,973	$1,973
Current portion of term loan	-	975
	$1,973	$2,948
Long term liabilities:
Long term deferred revenue	$126	$264
Long term portion of term loan	-	1,370
	$126	$1,634

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
Aggregate future principal payments of long-term debt outstanding are as follows as of October 31, 2012 (in thousands):
	Fiscal Year
	2013	2014	2015	Total

Aggregate future principal payments of long-term debt outstanding	$975	$1,041	$329	$2,345

INTANGIBLE ASSETS (Tables)	12 Months Ended
Oct. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]

The following table presents details of intangible assets acquired (in thousands, except number of years):

	Amortization	October 31,	October 31,
	Period (Years)	2011	2012
Intangible assets:
Technology	5	$6,407	$6,407
Accumulated amortization		(6,297)	(6,407)

Net carrying value		$110	$-

CONCENTRATIONS (Tables)	12 Months Ended
Oct. 31, 2012
Sales Revenue, Goods, Net [Member]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]

The percentage of sales to significant customers was as follows:
	October 31,
	2011	2012

Customer A	71.3%	49.1%
Customer B	5.3%	13.5%

Accounts Receivable [Member]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]

  The percentage of accounts receivable, net from significant customers was as follows:
	October 31,
	2011	2012

Customer A	67.6%	66.4%
Customer B	1.8%	0.0%

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Oct. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

The minimum annual future payments under the terms of these leases and other commitments at October 31, 2012 are as follows (in thousands):

Operating
Fiscal Year	Leases

2013	$410
2014	416
2015	135
2016	5
$966

STOCK OPTIONS AND STOCK BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule Of Employees And Non Employees Service Share Based Compensation Allocation Of Recognized Period Costs [Table Text Block]

The Company realized stock-based compensation expense for all awards issued under the Company’s stock plans in the following line items in the consolidated statements of operations:

	Nine months ended July 31,
	2012	2013
Cost of revenue	$24	$18
Sales and marketing	403	245
Research and development	454	258
General and administrative	399	327
Total stock-based compensation	$1,280	$848

The Company realized stock-based compensation expense for all awards issued under the Company’s stock plans in the following line items in the consolidated statements of operations:

	Years ended October 31,
	2011	2012

Cost of revenue	$23	$29
Sales and marketing	212	511
Research and development	302	608
General and administrative	340	532
Total stock-based compensation	$877	$1,680

Variables Used In Black Sholes Calculation [Table Text Block]

The variables used in the Black-Scholes calculation are listed below for the respective periods:

	Nine months ended July 31,
	2012	2013
Expected dividend yield	0%	0%
Expected volatility	69 - 71%	71 - 74%
Risk-free interest rate	0.7 - 1.0%	0.7 - 1.4%
Expected term (years)	6.1	3.5-10

The variables used in the Black-Scholes calculation are listed below for the respective periods:

	Years ended October 31,
	2011	2012

Expected dividend yield	0%	0%
Expected volatility	69 - 70%	69 - 71%
Risk-free interest rate	0.9 - 2.3%	0.7 - 1.0%
Expected term (years)	6.1	6.1

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

The following table summarizes information about stock option activity for the nine months ended July 31, 2013 (unaudited)

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value ($M)
Outstanding at October 31, 2012	2,131,244	$3.80	6.20	$1.4
Granted	1,199,896	$2.14
Forfeited	(219,572)	$4.59
Exercised	(54,166)	$1.41
Outstanding and expected to vest at July 31, 2013	3,057,402	$3.13	6.98	$0.1
Exercisable at July 31, 2013	1,703,655	$3.71	5.11	$0.1

The following table summarizes information about stock option activity for the years ended October 31, 2011 and 2012:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value ($M)

Outstanding at October 31, 2010	1,882,798	$3.75	6.60	$3.4
Granted	533,388	$4.74
Forfeited	(142,068)	$5.98
Exercised	(57,645)	$1.64

Outstanding at October 31, 2011	2,216,473	$3.90	6.63	$3.5
Granted	170,154	$4.54
Forfeited	(183,857)	$6.43
Exercised	(71,526)	$2.09

Outstanding and expected to vest at October 31, 2012	2,131,244	$3.80	6.20	$1.4
Exercisable at October 31, 2012	1,512,458	$3.79	5.19	$1.1

Schedule Of Share Based Compensation Shares Authorized Under Stock Option Plans To Employees and Non Employees By Exercise Price Range [Table Text Block]

The following table shows information about outstanding stock options at July 31, 2013:

			Options Outstanding			Options Exercisable
				Weighted			Weighted
				Average	Weighted		Average
Range of			Shares	Remaining	Average		Exercise
Exercise Prices			Outstanding	Contractual Term	Exercise Price	Shares	Price
$-	-	$1.48	116,320	5.95	$0.74	114,599	$0.74
$1.56	-	$1.56	412,396	7.03	$1.56	350,757	$1.56
$1.58	-	$2.04	145,222	5.26	$1.80	131,805	$1.79
$2.10	-	$2.10	1,060,878	9.79	$2.10	-	$-
$2.22	-	$3.83	311,217	5.16	$3.19	258,699	$3.29
$3.84	-	$4.75	558,273	5.86	$4.59	458,775	$4.57
$4.76	-	$5.92	313,303	5.09	$5.08	249,227	$5.14
$5.96	-	$7.48	67,592	1.30	$6.99	67,592	$6.99
$9.72	-	$9.72	31,251	0.17	$9.72	31,251	$9.72
$10.64	-	$10.64	40,950	0.52	$10.64	40,950	$10.64
$-	-	$10.64	3,057,402	6.98	$3.13	1,703,655	$3.71

The following table shows information about outstanding stock options at October 31, 2012:
			Options Outstanding			Options Exercisable
				Weighted
				Average	Weighted		Weighted
Range of			Shares	Remaining	Average		Average
Exercise Prices			Outstanding	Contractual Term	Exercise Price	Shares	Exercise Price
$0.64	-	$1.55	135,801	6.70	$0.74	107,679	$0.75
$1.56	-	$1.75	444,227	7.82	$1.56	302,873	$1.56
$1.76	-	$3.51	222,626	5.10	$2.37	210,696	$2.33
$3.52	-	$4.39	220,762	6.07	$3.71	152,240	$3.60
$4.40	-	$4.59	283,769	3.95	$4.51	268,266	$4.51
$4.60	-	$4.74	264,375	8.92	$4.75	67,500	$4.75
$4.75	-	$5.07	242,946	7.87	$4.86	130,323	$4.90
$5.08	-	$7.47	240,537	3.62	$6.03	196,680	$6.06
$7.48	-	$10.64	76,201	1.12	$10.26	76,201	$10.26

$0.64	-	$10.64	2,131,244	6.20	$3.80	1,512,458	$3.79

INCOME TAXES (Tables)	12 Months Ended
Oct. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The provision for income taxes due to continuing operations differs from the amount computed by applying the federal statutory rate of 35% to the loss before income taxes as follows (in thousands):

	Years Ended October 31,
	2011	2012
Federal tax benefit at statutory rate	$(2,623)	$(3,744)
State income tax, net of federal tax benefit	(86)	(125)
Effect of foreign operations	(5)	(32)
Research and experimentation credit	(645)	(322)
Stock based compensation	293	336
Permanent differences and other	8	11
Change in valuation allowance	3,058	3,876
Tax benefit	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Significant components of the Company’s deferred taxes at October 31, 2011 and 2012 are as follows (in thousands):

	Years Ended October 31,
	2011	2012
Deferred Tax Assets:
Net operating losses	$38,935	$42,574
Research and experimentation credits	4,641	4,964
Inventory and other reserves	2,785	3,029
Basis of property and equipment	95	114
Deferred stock compensation	951	602
Deferred tax asset	47,407	51,283

Deferred Tax Liabilities:
Basis of property and equipment	-	-
Deferred tax liabilities	-	-

Valuation allowance	(47,407)	(51,283)
Net deferred tax asset	$-	$-

ORGANIZATION AND BASIS OF PRESENTATION (Details Textual)	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Standard Product Warranty Description	The Company warrants products for a period from 12 to 60 months following the sale of its products.
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	12,023,951	3,116,465	3,129,340	3,228,318
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,735,395		998,096
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,231,154
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,057,402

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Cash, Uninsured Amount					$ 5,700,000
Cost of Revenue, Total					902,000	0
Research and development	2,203,000	3,234,000	8,050,000	8,653,000	11,408,000	10,702,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			12,023,951	3,116,465	3,129,340	3,228,318
Advertising Expense					7,000	32,000
Net loss	(2,910,000)	(3,237,000)	(10,005,000)	(8,053,000)	(10,696,000)	(7,495,000)
Crossroads Europe Gmbh [Member]
Net loss					100,000	100,000
Percentage Of Total Assets					3.00%	2.00%
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			4,735,395		998,096
Customer Contracts [Member]
Research and development					$ 482,000	$ 0

FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2013	Oct. 31, 2012
Derivative Liability	$ 1,539	$ 0
Derivative [Member]
Derivative Liability	1,539
Fair Value, Inputs, Level 1 [Member]
Derivative Liability	0
Fair Value, Inputs, Level 1 [Member] | Derivative [Member]
Derivative Liability	0
Fair Value, Inputs, Level 2 [Member]
Derivative Liability	0
Fair Value, Inputs, Level 2 [Member] | Derivative [Member]
Derivative Liability	0
Fair Value, Inputs, Level 3 [Member]
Derivative Liability	1,539	0
Fair Value, Inputs, Level 3 [Member] | Derivative [Member]
Derivative Liability	$ 1,539	$ 0

FAIR VALUE MEASUREMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2013	Oct. 31, 2012	Jul. 31, 2013 Fair Value, Inputs, Level 3 [Member]	Jul. 31, 2013 Derivative [Member]	Jul. 31, 2013 Derivative [Member] Fair Value, Inputs, Level 3 [Member]
Balance October 31, 2012	$ 1,539	$ 0	$ 0	$ 1,539	$ 0
Fair value of derivative liability reclassified from equity			2,310		2,310
Change in fair value			(771)		(771)
Balance July 31, 2013	$ 1,539	$ 0	$ 1,539	$ 1,539	$ 1,539

FAIR VALUE MEASUREMENTS (Details Textual) (USD $)	Oct. 31, 2011
Commercial Paper	$ 2,683,000
Fixed Income Securities [Member]
Available For Sale Securities Government Agency Debt Securities	$ 702,000

INVENTORY (Details) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Raw materials	$ 226	$ 322	$ 170
Finished goods	63	54	18
Inventory, Net	$ 289	$ 376	$ 188

PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011	Jul. 31, 2013 Machinery and Equipment [Member] Maximum [Member]	Oct. 31, 2012 Machinery and Equipment [Member] Maximum [Member]	Jul. 31, 2013 Machinery and Equipment [Member] Minimum [Member]	Oct. 31, 2012 Machinery and Equipment [Member] Minimum [Member]	Jul. 31, 2013 Furniture and Fixtures [Member]	Oct. 31, 2012 Furniture and Fixtures [Member]	Jul. 31, 2013 Leasehold Improvements [Member]	Oct. 31, 2012 Leasehold Improvements [Member]
Equipment	$ 18,970	$ 18,960	$ 19,099
Furniture and fixtures	806	691	687
Leasehold improvements	573	568	553
Property, Plant and Equipment, Gross	20,349	20,219	20,339
Less: Accumulated depreciation	(19,109)	(18,698)	(19,019)
Property Plant And Equipment Net	$ 1,240	$ 1,521	$ 1,320
Property, Plant and Equipment, Useful Life				3 years	3 years	1 year	1 year	5 years	5 years	5 years	5 years

PROPERTY AND EQUIPMENT (Details Textual) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Depreciation	$ 617	$ 505	$ 711	$ 537

ACCRUED EXPENSES AND DEFERRED REVENUE (Details) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Payroll related	$ 1,382	$ 1,871	$ 1,475
Professional services	465	620	271
Customer deposits	0	12	0
Warranty reserve	26	11	22	30
Other	279	365	388
Accrued Liabilities Current	$ 2,152	$ 2,879	$ 2,156

ACCRUED EXPENSES AND DEFERRED REVENUE (Details 1) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Balance at Beginning of Period, Warranty reserve	$ 11	$ 22	$ 30
Charged to Costs and Expenses, Warranty reserve	19	16	9
Reserve Usage, Warranty reserve	(4)	(27)	(17)
Balance at End of Period, Warranty reserve	$ 26	$ 11	$ 22

ACCRUED EXPENSES AND DEFERRED REVENUE (Details 2) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Deferred revenue	$ 1,471	$ 1,306	$ 1,009
Product [Member]
Deferred revenue	288	315	558
Services[Member]
Deferred revenue	$ 1,183	$ 991	$ 451

ACCRUED EXPENSES AND DEFERRED REVENUE (Details Textual) (USD $)	1 Months Ended
	Dec. 31, 2012	Jan. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Accrued Bonuses, Current			$ 790,000	$ 587,000
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures	$ 465,000	$ 407,000
Stock Issued During Period, Shares, Share-Based Compensation, Net Of Forfeitures (in shares)	146,555	83,959

CREDIT AGREEMENT AND LONG TERM LIABILITIES (Details) (Fortress [Member], USD $) In Thousands, unless otherwise specified	9 Months Ended
Jul. 31, 2013
Fortress [Member]
Principal balance	$ 10,000
Loan fees to Fortress	(300)
Relative fair value of warrants issued and recorded in additional paid in capital	(1,375)
Debt Instrument Face Amount Net	$ 8,325

CREDIT AGREEMENT AND LONG TERM LIABILITIES (Details 1) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Net carrying value of Fortress notes		$ 2,345
Less current portion of debt	645	2,948	1,973
Long term portion of debt	7,692	1,370
Fortress [Member]
Principal balance	10,000
Unamortized debt discount	(1,663)
Net carrying value of Fortress notes	8,337
Less current portion of debt	(645)
Long term portion of debt	$ 7,692

CREDIT AGREEMENT AND LONG TERM LIABILITIES (Details 2) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Current portion of long term debt:
Line of credit		$ 1,973	$ 1,973
Current portion of term loan		975	0
Current portion of long term debt	645	2,948	1,973
Long term liabilities:
Long term deferred revenue		264	126
Long term portion of term loan		1,370	0
Long term liabilities		$ 1,634	$ 126

CREDIT AGREEMENT AND LONG TERM LIABILITIES (Details 3) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012
Aggregate future principal payments of long-term debt outstanding, 2013	$ 975
Aggregate future principal payments of long-term debt outstanding, 2014	1,041
Aggregate future principal payments of long-term debt outstanding, 2015	329
Aggregate future principal payments of long-term debt outstanding, Total	$ 2,345

CREDIT AGREEMENT AND LONG TERM LIABILITIES (Details Textual) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended		9 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Jul. 31, 2013 Fortress [Member]	Jul. 24, 2013 Fortress [Member]	Nov. 09, 2011 Term Loan [Member]	Oct. 31, 2012 Term Loan [Member]	Jul. 22, 2013 Term Loan A [Member] Fortress [Member]	Jul. 22, 2013 Term Loan B [Member] Fortress [Member]
Percentage Of Borrowing Base For Line Of Credit Facility				80.00%
Line of Credit Facility, Interest Rate During Period				0.25%
Line of Credit Facility, Expiration Date				Dec 26, 2013
Term Loan Agreement Initiation Date									Nov 9, 2011
Line of Credit Facility, Amount Outstanding				$ 1,970,000				$ 2,300,000
Line of Credit Facility, Maximum Borrowing Capacity				4,000,000				3,000,000
Line of Credit Facility, Frequency of Payments									equal monthly payments
Line Of Credit Facility Repayment Period									36 months
Debt Instrument, Interest Rate During Period				206,000	86,000
Repayments of Lines of Credit	1,480,000
Debt Instrument, Basis Spread on Variable Rate								2.25%
Debt Instrument, Face Amount						10,000,000		500,000		5,000,000	5,000,000
Debt Instrument, Maturity Date										Jul 22, 2016	Feb 1, 2016
Debt Instrument, Interest Rate, Stated Percentage										10.00%	10.00%
Debt Discount Current Portion						605,000
Interest Expense, Debt, Total		188,000	143,000
Debt Instrument, Interest Rate Terms										Term Loan A is interest-only for the first 12 months	Term Loan B is interest-only for the first six months
Debt Instrument Drew Down Amount							10,000,000
Debt Instrument, Description						The Company is required to maintain a minimum of $1.5 million of unrestricted cash at each month end and the Company is restricted from making certain cash distributions to equity security holders or from incurring additional indebtedness without prior written consent from Fortress. The Company has also agreed to certain reporting covenants and must supply monthly financial statements to Fortress within 30 days of the end of each month.
Debt Instrument Unamortized Discount Non Current		$ 1,058,000
Line Of Credit Facility, Interest Rate Description									Prime Rate, plus a margin of 2.25%

INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Intangible assets:
Technology	$ 6,407	$ 6,407
Accumulated amortization	(6,407)	(6,297)
Net carrying value	$ 0	$ 110
Finite-Lived Intangible Assets, Remaining Amortization Period	5 years

INTANGIBLE ASSETS (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Dec. 31, 2006 Tape Laboratories, Inc [Member]	Dec. 31, 2007 Grau Data Storage, AG [Member]
Amortization of intangible assets	$ 0	$ 16,000	$ 0	$ 110,000	$ 110,000	$ 629,000
Business Acquisition Purchase Price Of Intangible Assets							$ 5,700,000	$ 700,000

CONCENTRATIONS (Details) (Sales Revenue, Goods, Net [Member])	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Customer A [Member]
Concentration Risk, Percentage	49.10%	71.30%
Customer B [Member]
Concentration Risk, Percentage	13.50%	5.30%

CONCENTRATIONS (Details 1) (Accounts Receivable [Member])	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Customer A [Member]
Concentration Risk, Percentage	66.40%	67.60%
Customer B [Member]
Concentration Risk, Percentage	0.00%	1.80%

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012
2013	$ 410
2014	416
2015	135
2016	5
Operating Leases, Future Minimum Payments Due	$ 966

COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Operating Leases, Rent Expense, Net	$ 327,000	$ 363,000	$ 380,000	$ 480,000
Operating Leases Agreement Description	The term of the extension agreement is five years, from March 1, 2010 through February 28, 2015, and represents a lease commitment of approximately $378,000 per year through the lease term.		The term of the extension agreement is five years, from March 1, 2010 through February 28, 2015, and represents a lease commitment of $375,000 per year through the lease term.

STOCKHOLDERS' EQUITY (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2012
Stock Issued During Period Shares New Issues One			3,125,000	3,125,000
Stock Issued During Period, New Issues, Par Value Per Share				$ 3.2
Stock Issued During Period Value New Issues One				$ 10,000,000
Number Of Common Stock, Shares Granted By Issue Of Warrants Under Private Placement			1,074,212	1,074,212
Exercise Price Per Share Of Common Stock Issued By Conversion Of Warrants			$ 3.2	$ 3.2
Class Of Warrant Or Right, Outstanding	998,096				998,096
Common Stock, Shares, Issued (in shares)	11,942,606		10,923,543		11,679,860
Common Stock, Par Or Stated Value Per Share (in dollars per share)	$ 0.001		$ 0.001		$ 0.001
Common Stock, Value, Issued	12,000		11,000		12,000
Preferred Stock, Shares Authorized	25,000,000				25,000,000
Units, Description	Each unit consists of one share of 5.0% Series F convertible preferred stock
Units, Par Or Stated Value Per Share	0.001
Conversion of promissory notes to preferred stock	605,000	0
Fair Value Of Warrants	2,284,000			1,300,000
Warrants Convertible Beneficial Conversion Feature	1,090,000
Convertible Preferred Stock Converted to Other Securities	6,394,000
Long-term Debt, Fair Value	1,539,000
Certificate Of Designation [Member]
Preferred Stock, Shares Authorized	4,500,000
Preferred Stock, Conversion Basis	The right of holders of convertible preferred stock to convert the convertible preferred stock is subject to a 9.99% beneficial ownership limitation for holders of Sub-Series F-1 and a 4.99% beneficial ownership limitation for holders of Sub-Series F-2.
Certificate Of Designation [Member] | Series F1 Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized	3,750,000
Preferred Stock, Voting Rights	Such beneficial ownership limitations may be increased or decreased by a holder of Sub-Series F-1 to any percentage not in excess of 19.99% after providing notice of such increase or decrease to the Company. For as long as at least 90% of the aggregate number of shares of Sub-Series F-1 issued on the Original Issue Date are outstanding, the holders of such Sub-Series F-1, voting as a single class, will be entitled to elect two directors of the Company. If less than 90%, but at least 20%, of such shares of Sub-Series F-1 are outstanding
Certificate Of Designation [Member] | Series F2 Convertible Preferred Stock [Member]
Preferred Stock, Shares Authorized	750,000
Preferred Stock, Voting Rights	The holders of Sub-Series F-2 will not be entitled to vote on the directors elected by the holders of Sub-Series F-1.
Iron Mountain Incorporated Irm [Member]
Common Stock, Shares, Issued (in shares)		582,524			582,524
Common Stock, Par Or Stated Value Per Share (in dollars per share)		$ 5.15			$ 5.15
Common Stock, Value, Issued		3,000,000			3,000,000
Investors [Member]
Securities Purchase Agreement, Number Of Units Issuable	4,231,154
Securities Purchase Agreement, Price Per Unit Of Units Issuable	2.0625
Securities Purchase Agreement, Value Of Units Issuable	8,600,000
Securities Purchase Agreement, Proceeds From Issuance Of Units	7,900,000
Securities Purchase Agreement, Number Of Warrants Issued	2,282,754
Securities Purchase Agreement, Exercise Price Of Warrants Issued	2
Securities Purchase Agreement, Units Issuance Cost	700,000
Investors [Member] | Convertible Notes Payable [Member]
Debt Instrument, Face Amount	550,000
Debt Instrument, Convertible, Terms of Conversion Feature	Pursuant to the terms of the notes, both note holders had the right to convert the outstanding amounts under their notes into Series F convertible preferred stock shares at a discount of 15% to the issue price of the Series F convertible preferred stock
Investor One [Member] | Series F Convertible Preferred Stock [Member] | Convertible Notes Payable [Member]
Debt Conversion, Converted Instrument, Shares Issued	188,235
Conversion of promissory notes to preferred stock	330,000
Investor Two [Member] | Series F Convertible Preferred Stock [Member] | Convertible Notes Payable [Member]
Debt Conversion, Converted Instrument, Shares Issued	156,863
Conversion of promissory notes to preferred stock	275,000
Fortress Credit Co LLC [Member]
Common Stock, Shares, Issued (in shares)	1,454,545
Investment Warrants Expiration Date	Oct 22, 2013
Private Placement [Member]
Stock Issued During Period, New Issues, Par Value Per Share				$ 3.2
Stock Issued During Period Value New Issues One				10,000,000
Payments of Stock Issuance Costs			$ 800,000	$ 800,000
Warrant [Member]
Fair Value Assumptions, Risk Free Interest Rate				1.47%
Fair Value Assumptions, Expected Dividend Rate				0.00%
Fair Value Assumptions, Expected Volatility Rate				68.00%
Fair Value Assumptions, Expected Term				2 years 6 months

STOCK OPTIONS AND STOCK BASED COMPENSATION (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Share Based Compensation To Employees and Non Employees	$ 848	$ 1,280	$ 1,680	$ 877
Cost of Sales [Member]
Share Based Compensation To Employees and Non Employees	18	24	29	23
Selling and Marketing Expense [Member]
Share Based Compensation To Employees and Non Employees	245	403	511	212
Research and Development Expense [Member]
Share Based Compensation To Employees and Non Employees	258	454	608	302
General and Administrative Expense [Member]
Share Based Compensation To Employees and Non Employees	$ 327	$ 399	$ 532	$ 340

STOCK OPTIONS AND STOCK BASED COMPENSATION (Details 1)	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility, Minimum	71.00%	69.00%	69.00%	69.00%
Expected volatility, Maximum	74.00%	71.00%	71.00%	70.00%
Risk-free interest rate, Minimum	0.70%	0.70%	0.70%	0.90%
Risk-free interest rate, Maximum	1.40%	1.00%	1.00%	2.30%
Expected term (years)		6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days
Expected term (years), Minimum	3 years 6 months
Expected term (years), Maximum	10 years

STOCK OPTIONS AND STOCK BASED COMPENSATION (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Number of Shares, Outstanding	2,131,244	2,216,473	1,882,798
Number of Shares, Granted	1,199,896	170,154	533,388
Number of Shares, Forfeited	(219,572)	(183,857)	(142,068)
Number of Shares, Exercised	(54,166)	(71,526)	(57,645)
Number of Shares, Outstanding and expected to vest	3,057,402	2,131,244	2,216,473	1,882,798
Number of Shares, Exercisable	1,703,655	1,512,458
Weighted Average Exercise Price, Outstanding (in dollars per share)	$ 3.8	$ 3.9	$ 3.75
Weighted Average Exercise Price, Granted (in dollars per share)	$ 2.14	$ 4.54	$ 4.74
Weighted Average Exercise Price, Forfeited (in dollars per share)	$ 4.59	$ 6.43	$ 5.98
Weighted Average Exercise Price, Exercised (in dollars per share)	$ 1.41	$ 2.09	$ 1.64
Weighted Average Exercise Price, Outstanding and expected to vest (in dollars per share)	$ 3.13	$ 3.8	$ 3.9	$ 3.75
Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 3.71	$ 3.79
Stock Options To Employees and Non Employees Outstanding Weighted Average Remaining Contractual Term (in years)	6 years 2 months 12 days	6 years 2 months 12 days	6 years 7 months 17 days	6 years 7 months 6 days
Stock Options To Employees And Non Employees Vested And Expected To Vest Exercisable Weighted Average Remaining Contractual Term (in years)	6 years 11 months 23 days	6 years 2 months 12 days
Weighted Average Remaining Contractual Term, Exercisable (years)	5 years 1 month 10 days	5 years 2 months 8 days
Average Intrinsic Value, Outstanding	$ 1.4	$ 3.5	$ 3.4
Average Intrinsic Value, Outstanding and expected to vest	0.1	1.4
Average Intrinsic Value, Exercisable	$ 0.1	$ 1.1

STOCK OPTIONS AND STOCK BASED COMPENSATION (Details 3) (USD $)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Stock Option Plans To Employees and Non Employees Exercise Price Range Lower Range Limit	$ 0	$ 0.64
Stock Option Plans To Employees and Non Employees Exercise Price Range Upper Range Limit	$ 10.64	$ 10.64
Stock Options To Employees and Non Employees Outstanding Number (in shares)	3,057,402	2,131,244	2,216,473	1,882,798
Weighted Average Remaining Contractual Term, Outstanding (years)	6 years 2 months 12 days	6 years 2 months 12 days	6 years 7 months 17 days	6 years 7 months 6 days
Stock Options To Employees and Non Employees Outstanding Weighted Average Exercise Price (in dollars per share)	$ 3.13	$ 3.8	$ 3.9	$ 3.75
Share Based Payment Award Options Exercisable Number (in shares)	1,703,655	1,512,458
Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 3.71	$ 3.79
Range Of Exercise Prices One [Member]
Stock Option Plans To Employees and Non Employees Exercise Price Range Lower Range Limit	$ 0	$ 0.64
Stock Option Plans To Employees and Non Employees Exercise Price Range Upper Range Limit	$ 1.48	$ 1.55
Stock Options To Employees and Non Employees Outstanding Number (in shares)	116,320	135,801
Weighted Average Remaining Contractual Term, Outstanding (years)	5 years 11 months 12 days	6 years 8 months 12 days
Stock Options To Employees and Non Employees Outstanding Weighted Average Exercise Price (in dollars per share)	$ 0.74	$ 0.74
Share Based Payment Award Options Exercisable Number (in shares)	114,599	107,679
Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 0.74	$ 0.75
Range Of Exercise Prices Two [Member]
Stock Option Plans To Employees and Non Employees Exercise Price Range Lower Range Limit	$ 1.56	$ 1.56
Stock Option Plans To Employees and Non Employees Exercise Price Range Upper Range Limit	$ 1.56	$ 1.75
Stock Options To Employees and Non Employees Outstanding Number (in shares)	412,396	444,227
Weighted Average Remaining Contractual Term, Outstanding (years)	7 years 11 days	7 years 9 months 25 days
Stock Options To Employees and Non Employees Outstanding Weighted Average Exercise Price (in dollars per share)	$ 1.56	$ 1.56
Share Based Payment Award Options Exercisable Number (in shares)	350,757	302,873
Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 1.56	$ 1.56
Range Of Exercise Prices Three [Member]
Stock Option Plans To Employees and Non Employees Exercise Price Range Lower Range Limit	$ 1.58	$ 1.76
Stock Option Plans To Employees and Non Employees Exercise Price Range Upper Range Limit	$ 2.04	$ 3.51
Stock Options To Employees and Non Employees Outstanding Number (in shares)	145,222	222,626
Weighted Average Remaining Contractual Term, Outstanding (years)	5 years 3 months 4 days	5 years 1 month 6 days
Stock Options To Employees and Non Employees Outstanding Weighted Average Exercise Price (in dollars per share)	$ 1.8	$ 2.37
Share Based Payment Award Options Exercisable Number (in shares)	131,805	210,696
Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 1.79	$ 2.33
Range Of Exercise Prices Four [Member]
Stock Option Plans To Employees and Non Employees Exercise Price Range Lower Range Limit	$ 2.1	$ 3.52
Stock Option Plans To Employees and Non Employees Exercise Price Range Upper Range Limit	$ 2.1	$ 4.39
Stock Options To Employees and Non Employees Outstanding Number (in shares)	1,060,878	220,762
Weighted Average Remaining Contractual Term, Outstanding (years)	9 years 9 months 14 days	6 years 25 days
Stock Options To Employees and Non Employees Outstanding Weighted Average Exercise Price (in dollars per share)	$ 2.1	$ 3.71
Share Based Payment Award Options Exercisable Number (in shares)	0	152,240
Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 0	$ 3.6
Range Of Exercise Prices Five [Member]
Stock Option Plans To Employees and Non Employees Exercise Price Range Lower Range Limit	$ 2.22	$ 4.4
Stock Option Plans To Employees and Non Employees Exercise Price Range Upper Range Limit	$ 3.83	$ 4.59
Stock Options To Employees and Non Employees Outstanding Number (in shares)	311,217	283,769
Weighted Average Remaining Contractual Term, Outstanding (years)	5 years 1 month 28 days	3 years 11 months 12 days
Stock Options To Employees and Non Employees Outstanding Weighted Average Exercise Price (in dollars per share)	$ 3.19	$ 4.51
Share Based Payment Award Options Exercisable Number (in shares)	258,699	268,266
Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 3.29	$ 4.51
Range Of Exercise Prices Six [Member]
Stock Option Plans To Employees and Non Employees Exercise Price Range Lower Range Limit	$ 3.84	$ 4.6
Stock Option Plans To Employees and Non Employees Exercise Price Range Upper Range Limit	$ 4.75	$ 4.74
Stock Options To Employees and Non Employees Outstanding Number (in shares)	558,273	264,375
Weighted Average Remaining Contractual Term, Outstanding (years)	5 years 10 months 10 days	8 years 11 months 1 day
Stock Options To Employees and Non Employees Outstanding Weighted Average Exercise Price (in dollars per share)	$ 4.59	$ 4.75
Share Based Payment Award Options Exercisable Number (in shares)	458,775	67,500
Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 4.57	$ 4.75
Range Of Exercise Prices Seven [Member]
Stock Option Plans To Employees and Non Employees Exercise Price Range Lower Range Limit	$ 4.76	$ 4.75
Stock Option Plans To Employees and Non Employees Exercise Price Range Upper Range Limit	$ 5.92	$ 5.07
Stock Options To Employees and Non Employees Outstanding Number (in shares)	313,303	242,946
Weighted Average Remaining Contractual Term, Outstanding (years)	5 years 1 month 2 days	7 years 10 months 13 days
Stock Options To Employees and Non Employees Outstanding Weighted Average Exercise Price (in dollars per share)	$ 5.08	$ 4.86
Share Based Payment Award Options Exercisable Number (in shares)	249,227	130,323
Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 5.14	$ 4.9
Range Of Exercise Prices Eight [Member]
Stock Option Plans To Employees and Non Employees Exercise Price Range Lower Range Limit	$ 5.96	$ 5.08
Stock Option Plans To Employees and Non Employees Exercise Price Range Upper Range Limit	$ 7.48	$ 7.47
Stock Options To Employees and Non Employees Outstanding Number (in shares)	67,592	240,537
Weighted Average Remaining Contractual Term, Outstanding (years)	1 year 3 months 18 days	3 years 7 months 13 days
Stock Options To Employees and Non Employees Outstanding Weighted Average Exercise Price (in dollars per share)	$ 6.99	$ 6.03
Share Based Payment Award Options Exercisable Number (in shares)	67,592	196,680
Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 6.99	$ 6.06
Range Of Exercise Prices Nine [Member]
Stock Option Plans To Employees and Non Employees Exercise Price Range Lower Range Limit	$ 9.72	$ 7.48
Stock Option Plans To Employees and Non Employees Exercise Price Range Upper Range Limit	$ 9.72	$ 10.64
Stock Options To Employees and Non Employees Outstanding Number (in shares)	31,251	76,201
Weighted Average Remaining Contractual Term, Outstanding (years)	2 months 1 day	1 year 1 month 13 days
Stock Options To Employees and Non Employees Outstanding Weighted Average Exercise Price (in dollars per share)	$ 9.72	$ 10.26
Share Based Payment Award Options Exercisable Number (in shares)	31,251	76,201
Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 9.72	$ 10.26
Range Of Exercise Prices Ten [Member]
Stock Option Plans To Employees and Non Employees Exercise Price Range Lower Range Limit	$ 10.64
Stock Option Plans To Employees and Non Employees Exercise Price Range Upper Range Limit	$ 10.64
Stock Options To Employees and Non Employees Outstanding Number (in shares)	40,950
Weighted Average Remaining Contractual Term, Outstanding (years)	6 months 7 days
Stock Options To Employees and Non Employees Outstanding Weighted Average Exercise Price (in dollars per share)	$ 10.64
Share Based Payment Award Options Exercisable Number (in shares)	40,950
Weighted Average Exercise Price, Exercisable (in dollars per share)	$ 10.64

STOCK OPTIONS AND STOCK BASED COMPENSATION (Details Textual) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended	3 Months Ended	12 Months Ended	9 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Jan. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Jul. 31, 2013 Employee Incentive Stock Option [Member]	Jul. 31, 2013 Former President And Chief Executive Officer [Member]	Oct. 31, 2012 Subsequent Event [Member]	Jul. 31, 2013 Stock Option Plan 1999 [Member]	Oct. 31, 2012 Stock Option Plan 1999 [Member]	Jul. 31, 2013 Stock Option Plan 2010 [Member]	Jul. 31, 2012 Stock Option Plan 2010 [Member]	Oct. 31, 2012 Stock Option Plan 2010 [Member]
Stock Options To Employees and Non Employees Outstanding Number (in shares)			3,057,402		2,131,244	2,216,473	1,882,798				933,248	1,030,314	2,124,154		1,100,930
Stock Options Authorized To Be Issued To Employees and Non Employees													3,000,000		3,000,000
Criteria For Increase In Number Of Shares Reserved For Options					four percent (4%) of the total outstanding shares on the last day of the prior calendar year, subject to a maximum annual increase of 250,000								four percent (4%) of the total outstanding shares on the last day of the prior calendar year, subject to a maximum annual increase of 250,000.
Stock Options To Employees and Non Employees Options Grants					1,216,221								2,416,117
Stock Options To Employees and Non Employees Available For Future Grants													837,182		1,780,603
Number Of Options To Employees and Non Employed Previously Exercised Reduced													53,221		34,508
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 1.42	$ 3.2	$ 2.99	$ 3.74
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value			$ 32,707	$ 187,407	$ 211,000	$ 192,000
Proceeds from Stock Options Exercised			59,000	120,000	150,000	94,000
Unrecognized Compensation Cost Related To Non Vested Stock Option Awards To Employees and Nonemployees			1,603,000		1,026,000
Expected Weighted Average Period Of Recognition Of Compensation Cost Related To Stock Options To Employees and Non Employees			1 year 14 days		1 year 5 months 8 days
Stock Options Vested By Shares To Employees and Non Employees During Period			405,127	268,977	538,513	323,033
Stock Options Vested To Value Of Employees and Non Employees During Period			896,000	488,000	975,000	476,000
Common Stock Shares Granted	146,555	83,959		83,959	83,959								151,483	83,959	83,959
Common Stock Value Granted		433,000		433,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			83,883	13,000	13,000
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Description and Terms													The 2010 Plan options generally become exercisable over a four year period (vesting 25% after one year, the remaining 75% vesting quarterly thereafter) and expire after ten years.
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Date Fair Value			120,000	37,000	37,000
Management Bonus Percentage					67.00%	67.00%
Accrued Share Based Compensation					465,000
Stock Options To Employees and Non Employees Vested										146,555	1,613,810		1,613,810		1,512,458
Common Stock Shares Granted One													235,442
Allocated Share-based Compensation Expense									$ 96,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares, Beginning Balance			89,800
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			12 months
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								2 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights								the Company issued incentive stock options to employees that vested over two years with 25% vesting in six months and 75% vesting over the remaining vesting term.

INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Federal tax benefit at statutory rate	$ (3,744)	$ (2,623)
State income tax, net of federal tax benefit	(125)	(86)
Effect of foreign operations	(32)	(5)
Research and experimentation credit	(322)	(645)
Stock based compensation	336	293
Permanent differences and other	11	8
Change in valuation allowance	3,876	3,058
Tax benefit	$ 0	$ 0

INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Deferred Tax Assets:
Net operating losses	$ 42,574	$ 38,935
Research and experimentation credits	4,964	4,641
Inventory and other reserves	3,029	2,785
Basis of property and equipment	114	95
Deferred stock compensation	602	951
Deferred tax asset	51,283	47,407
Deferred Tax Liabilities:
Basis of property and equipment	0	0
Deferred tax liabilities	0	0
Valuation allowance	(51,283)	(47,407)
Net deferred tax asset	$ 0	$ 0

INCOME TAXES (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Effective Income Tax Rate Reconciliation, At Federal Statutory Income Tax Rate	35.00%	35.00%
Valuation Allowance, Deferred Tax Asset, Change In Amount	$ 3.9	$ 3.1
Domestic Tax Authority [Member]
Operating Loss Carryforwards	114.1	104
Operating Loss Carryforwards Expiration Period	2012 to 2031
Foreign Tax Authority [Member]
Operating Loss Carryforwards	4.1	4.2
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	$ 5	$ 4.6
Research Tax Credit Carryforward [Member] | Minimum [Member]
Tax Credit Carryforward, Expiration Date	Oct 31, 2012
Research Tax Credit Carryforward [Member] | Maximum [Member]
Tax Credit Carryforward, Expiration Date	Oct 31, 2031

EMPLOYEE BENEFITS (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 215,000	$ 209,000	$ 281,000	$ 189,000

RELATED PARTY TRANSACTIONS (Details Textual) (Iron Mountain Incorporated Irm [Member], USD $)	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011
Iron Mountain Incorporated Irm [Member]
Revenue From Related Parties	$ 700,000	$ 400,000	$ 902,000	$ 0
Related Party Transaction, Expenses From Transactions With Related Party	800,000	400,000	875,000	0
Accounts Receivable, Related Parties, Current	$ 0	$ 0	$ 186,000	$ 0

SUBSEQUENT EVENT (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Oct. 31, 2012
Line Of Credit Facility, Maximum Borrowing Capacity	$ 4
Line Of Credit Facility, Expiration Date	Dec 26, 2013
Subsequent Event [Member]
Cash For Advances From Bank	2
Line Of Credit Facility, Maximum Borrowing Capacity	$ 4
Line Of Credit Facility, Expiration Date	Dec 26, 2013
Subsequent Event [Member] | Streamline Period [Member]
Line Of Credit Facility, Interest Rate Description	prime rate plus 0.25%.
Subsequent Event [Member] | Non Streamline Period [Member]
Line Of Credit Facility, Interest Rate Description	the prime rate plus 2.95%.

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) (Allowance For Doubtful Accounts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Allowance For Doubtful Accounts [Member]
Deducted from asset accounts:
Balance at Beginning of Period	$ 71	$ 19
Charged to Costs and Expenses	31	61
Deductions	0	(9)
Balance at End of Period	$ 102	$ 71